UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21749
CRM Mutual Fund Trust
(Exact name of registrant as specified in charter)
c/o PFPC Inc.
103 Bellevue Parkway
Wilmington, DE 19808
(Address of principal executive offices) (Zip code)
Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, DE 19808
(Name and address of agent for service)
Copy to:
Thomas John Holton
Bingham McCutchen LLP
150 Federal Street
Boston, MA 02110
registrant’s telephone number, including area code: 212-838-3830
Date of fiscal year end: June 30, 2006
Date of reporting period: June 30, 2006

Item 1. Report to Stockholders.
The Report to Shareholders is attached herewith.

TRUSTEES
Louis Ferrante, CFA, CPA
Louis Klein, Jr., Esq.
Clement C. Moore, II
Carlos A. Leal, CPA
INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
520 Madison Avenue
New York, NY 10022
ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809
LEGAL COUNSEL
Bingham McCutchen LLP
Investor Information: (800) CRM-2883
http://www.crmfunds.com
This report is authorized for distribution only to shareholders and to others who have received current prospectuses of The CRM Funds.
CRM ANNUAL - June 30, 2006

Small Cap
Value Fund
Small/Mid Cap
Value Fund
Mid Cap
Value Fund
Mid/Large Cap
Value Fund
Large Cap
Value Fund
ANNUAL REPORT
June 30, 2006
The CRM Funds

The CRM Funds

CRM President’s Letter for Annual Report:
PFPC Inc.
760 Moore Road
King of Prussia, PA 19406
(800) CRM-2883

ANNUAL REPORT	June 30, 2006

Dear Fellow Shareholder:
For the first three quarters of the latest fiscal year, the markets were generally benign. Indeed the first calendar quarter of 2006 yielded relatively strong performance. This was manifested particularly in smaller capitalization stocks as the economy and earnings growth exceeded expectations. This result surprised many in the face of still rising oil prices and the persistent increase in short-term interest rates engineered by the Federal Reserve Board. Furthermore, long-term rates reached 5%, up from 4% at the end of August 2005. Halfway through the second quarter of 2006, investors suddenly became risk averse, as it appears they realized that the long-anticipated pause in rate increases might have moved further over the horizon. The stock sell off started on May 10th after Chairman Bernanke signaled that more interest rate increases were likely. Most investors are aware of the historical precedent that stock performance typically improves when there is only one more rate increase in the future, but the Federal Reserve Board has created a virtual guessing game. Chairman Bernanke appears determined to stick by his inflation targeting approach, and we believe that the near-term monthly statistics may lead to an annualized Consumer Price Deflator (CPD) above his 2% ceiling. Although the Federal Reserve Board has acknowledged that the economy is slowing, it may need to see more evidence of this slow down in order to offset its inflation concerns and taper off this tightening cycle. Fortunately, there has been very modest labor cost inflation as modest wage increases have been offset by productivity gains. There continues to be mounting pressure on consumers from higher energy prices, interest rates, taxes and the limited ability to negotiate higher wages. The globalization of the marketplace is unprecedented and it has introduced a more complex backdrop for traditional monetary actions and their impact on business cycles. After many years of witnessing a global central bank sense of easing inflation, nearly every central bank is tightening its view toward inflation, as there remains a sense that the world is awash in excess liquidity.
Despite the challenging environment, we continue to find attractive stocks in a variety of industries. Corporate activity is very strong as evidenced by the pace of mergers and acquisitions. Balance sheets are well capitalized, and companies are returning excess cash to shareholders through dividends and stock buy-backs. Despite recent market weakness, we anticipate staying focused on the long-term prospects of our companies as they enter a potentially less buoyant economic environment. Throughout our history, successful investments have emerged during periods of market confusion and uncertainty. We expect this latest period to be no different.
CRM Small Cap Value Fund returned 14.27% and 14.60% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 14.61% for the Russell 2000 Value Index. Smaller companies generally outperformed their larger brethren until the second quarter of this year when the trend reversed itself. We believe that to the astute observer, long-term opportunities in small cap stocks always present themselves and we believe that we are positioned to take advantage of those opportunities. The performance attribution for the Fund over the past year demonstrates that approach. While there was an “industrial” character to many of the

The CRM Funds

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contributors to results during this past fiscal year, various other stocks in unrelated businesses did quite well. Skillsoft, Tween Brands (formally Too, Inc.), Range Resources and Brightpoint spanned businesses from software to teen apparel and energy. Industrial names, however, like Regal-Beloit, Terex, Kaydon and Airgas had the greatest positive impact on the Fund’s performance. This is not surprising given sustained economic growth and outstanding earnings. There was less of a pattern to detractors from performance. Impax and Apria Healthcare Group, Inc. are in different areas of the health care industry. Journal Communications, Technical Olympic and W.P. Stewart are in the media, housing and investment management industries, respectively. Given the ever-changing tide of the markets, we will rely on our stock selection process to lead us to productive areas.
CRM Small/Mid Cap Value Fund returned 13.33% and 13.67% this past fiscal year in the Investor and Institutional Share classes, respectively, as compared to 12.52% for the Russell 2500 Value Index. While we again found a meaningful contribution to results during this past fiscal year from industrial names, this Fund also exhibited positive impact from companies in the financial services, consumer and utility sectors. Companies like NCI Building Systems, E*Trade, Hughes Supply, Manpower, and CSX all contributed to the Fund’s performance. Detractors from performance included Apria and Impax in the healthcare industry, The St. Joe Co. in land development, and Brooks Automation and Parametric Technology in the software industry. While our stock selection was sound in the financial services sector, our relatively underweighted position in that industry hurt us compared to our benchmark.
CRM Mid Cap Value Fund returned 11.55% and 11.82% for the past year in the Investor and Institutional Share classes, respectively, as compared to 14.26% for the Russell Midcap Value Index. Positive returns were aided by strong performance in a variety of sectors. The impact of railroads, Norfolk Southern and CSX, was meaningful to the Fund’s performance. E*Trade, Brookfield, Manpower and Questar also contributed to performance; much in the same way as they did in the CRM Small/Mid Cap Value Fund. Slightly larger companies like Agilent, Textron, and CR Bard also made a positive contribution to the performance. Detractors from performance included Boston Scientific, Thomson, Foot Locker, and Avnet. All of these companies had their own issues, which we found to be company specific and unrelated to their respective industries. In the Mid Cap Value Fund, we were also underweight in the financial services sector relative to our benchmark, but our stock selection was very good.
CRM Mid/Large Cap Value Fund returned 4.80% and 5.00% since its inception on December 1, 2005 for the Investor and Institutional Share classes, respectively, as compared to 7.21% for the Russell 1000 Value Index. For the seven month period, both large and medium sized companies contributed to the Fund’s performance. Aviall, Manpower, Bard and United Technologies made a positive contribution to performance. Sprint, Fortune Products and Millipore had a negative impact on the Fund’s performance. While it is too soon to make any meaningful evaluation of the results of our newest Fund, we feel that the Fund is off to a good start.
CRM Large Cap Value Fund returned 14.00% for the past fiscal year in the Investor Share class, as compared to 12.10% for the Russell 1000 Value Index. Positive contributors came from a broad array of industries. While this Fund also owned companies in the railroad industry, such as CSX and Norfolk Southern, the biggest contribution to performance came from Halliburton, an oil-field service and infrastructure management company. These contributors to performance were joined by Bell South, W.W. Grainger and Hewlett Packard. Again, we identified no specific pattern among detractors in the Fund’s performance. Sysco, Abbott Laboratories, Dow Chemical, and Tyco Int’l are all in unrelated lines of business and detractors to the Fund’s performance. Large cap stocks showed some improvement as a whole during the latter part of the year after a long period of relative underperformance. On July 13, 2006, the Board of Trustees of CRM Mutual Fund Trust approved a plan of liquidation and termination for the Large Cap Value Fund. In accordance with the plan, the Fund has ceased offering its shares and is no longer accepting purchase orders. In addition, as of September 11, 2006, the Fund will begin converting its assets into cash or cash equivalents. As of the close of business on September 13, 2006 (the “Liquidation

The CRM Funds

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Date”), the Fund shall distribute pro rata to the Fund’s shareholders of record as of the close of business on the Liquidation Date all of the remaining assets of the Fund and cancel all Fund shares that remain outstanding at that date.
* * * *
As we said before, we recognize an element of unpredictability to these trends. Throughout all our strategies, we will continue to rely on our stock selection techniques, keeping in mind, among other things, appropriate diversification as a matter of risk control.
During the period certain fees and expenses were waived by the Funds’ service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value section of this report.
Sincerely,
CRM Funds

Ronald H. McGlynn President CRM Mutual Fund Trust	Jay B. Abramson President and CIO Cramer Rosenthal McGlynn, LLC
You should consider the investment objectives, risks, changes and expenses of the CRM Funds carefully before investing. A prospectus with this and other information may be obtained at www.crmfunds.com or at (800) CRM-2883. The prospectus should be read carefully before investing.
Distributed by PFPC Distributors, Inc.

The CRM Funds

CRM SMALL CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE
JUNE 30, 2006

The following information compares the performance of the CRM Small Cap Value Fund (“Fund”) with the performance of the Russell 2000 Index and Russell 2000 Value Index. The Russell 2000 Index is an unmanaged, capitalization-weighted index of 2,000 small capitalization U.S. companies. The Russell 2000 Value Index measures the performance of those Russell 2000 Index companies with lower price-to book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessors, CRM Small Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005, and CRM Funds — Small Cap Value Fund, for periods prior to November 1, 1999. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The graph below shows the performance of the Fund’s Investor Shares. The table below shows the performance of the Fund’s Investor Shares and Institutional Shares. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small Cap Value Fund vs. Russell 2000 Index and Russell 2000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/ or reimbursed.
[3]	Return calculated since the Institutional Shares inception of January 27, 1998.

The CRM Funds

Performance of the Institutional Shares, which are not subject to a shareholder servicing fee of 0.25%, would be different than the Investor Shares. The line graph shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

The CRM Funds

CRM SMALL/MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE
JUNE 30, 2006

The following information compares the performance of the CRM Small/ Mid Cap Value Fund (“Fund”) with the performance of the Russell 2500 Index, Russell 2500 Value Index and Standard & Poors MidCap 400/ Citigroup Value Index (“S&P MidCap 400/ Citigroup Value Index”). The Russell 2500 Value Index is an unmanaged index that measures the performance of those companies in the Russell 2500 Index with lower price-to-book ratios and lower forecasted growth values. The Russell 2500 Index measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The S&P MidCap 400/ Citigroup Value Index measures the performance of the mid-capitalization sector of the U.S. equity market. It is a subset of the Standard & Poors 400 Index and consists of those companies exhibiting the strongest value characteristics within the Standard & Poors 400 Index. Total return for the Fund includes performance of the Fund’s predecessor, CRM Small/ Mid Cap Value Fund (a series of WT Mutual Fund), for periods from September 1, 2004 (commencement of operations) through September 30, 2005. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends, but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because of its focus on smaller capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Small/Mid Cap Value Fund – Investor Shares vs. Russell 2500 Index,

Russell 2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/ or reimbursed.
[3]	Return calculated since the Fund’s inception of September 1, 2004.

The CRM Funds

CRM Small/Mid Cap Value Fund – Institutional Shares vs. Russell 2500 Index, Russell 2500 Value Index, and S&P MidCap 400/Citigroup Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/ or reimbursed.
[3]	Return calculated since the Fund’s inception of September 1, 2004.

The line graph for Investor Shares shows values based on an assumed investment of $10,000. The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

The CRM Funds

CRM MID CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE
JUNE 30, 2006

The following information compares the performance of the CRM Mid Cap Value Fund (“Fund”) with the performance of the Russell MidCap Index and Russell MidCap Value Index. The Russell MidCap Index measures the performance of 800 of the smallest companies in the Russell 1000 Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell MidCap Value Index measures the performance of those Russell MidCap Index companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund includes performance of the Fund’s predecessors, CRM Mid Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005, and CRM Funds — Mid Cap Value Fund, for periods prior to November 1, 1999. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The graph below shows the performance of the Fund’s Institutional Shares. The table below shows the performance of the Fund’s Investor Shares and Institutional Shares. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus on large capitalization companies, shares of the Fund may be more volatile because the Fund invests in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Mid Cap Value Fund vs. Russell Mid Cap Index and Russell Mid Cap Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Investor Shares inception of September 20, 2000.
[4]	Return calculated since the Institutional Shares inception of January 6, 1998.

The CRM Funds

Performance of the Investor Shares, which are subject to an annual shareholder servicing fee of 0.25%, will be less than the Institutional Shares. The line graph shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

The CRM Funds

CRM MID/LARGE CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE
JUNE 30, 2006

The following information compares the performance of the CRM Mid/ Large Cap Value Fund (“Fund”) with the performance of the Russell 1000 Index and Russell 1000 Value Index. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. The Russell 1000 Value Index measures the performance of those Russell 1,000 companies with lower price-to-book ratios and lower forecasted growth values. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

Compared to mutual funds that focus exclusively on large capitalization companies, shares of the Fund may be more volatile because the Fund invests in mid capitalization companies. These companies are more likely to have more limited product lines, fewer capital resources and less depth of management than larger companies.

CRM Mid/Large Cap Value Fund – Investor Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Fund’s inception of December 1, 2005.

The CRM Funds

CRM Mid/Large Cap Value Fund – Institutional Shares vs. Russell 1000 Index and

Russell 1000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Fund’s inception of December 1, 2005.

The line graph for Investor Shares shows values based on an assumed investment of $10,000. The line graph for Institutional Shares shows values based on an assumed investment of $1,000,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

The CRM Funds

CRM LARGE CAP VALUE FUND
COMPARISON OF CHANGE IN VALUE
JUNE 30, 2006

The following information compares the performance of the CRM Large Cap Value Fund (“Fund”) with the performance of the Standard and Poor’s 500 Composite Index (“S&P 500 Index”) and Russell 1000 Value Index. The S&P 500 Index is the Standard and Poor’s composite Index of 500 stocks, a widely recognized, unmanaged index of common stock prices. The Russell 1000 Value Index measures the performance of those Russell 1,000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents the performance of the 3,000 largest U.S. companies. Total return for the Fund includes performance of the Fund’s predecessors, CRM Large Cap Value Fund (a series of WT Mutual Fund), for periods from November 1, 1999 through September 30, 2005, and CRM Funds — Large Cap Value Fund, for periods prior to November 1, 1999. Total return for the Fund assumes reinvestment of dividends and distributions. The index returns reflect the reinvestment of dividends but exclude the effect of any expenses, which have been deducted from the Fund’s return. The performance in the below table and graph does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemption of Fund shares.

CRM Large Cap Value Fund vs. S&P 500 Index and Russell 1000 Value Index1

[1]	The Fund is professionally managed, while the indices are unmanaged and are not available for investment.
[2]	Total return would have been lower had certain fees and expenses not been waived and/or reimbursed.
[3]	Return calculated since the Fund’s inception on August 25, 1998.

The CRM Funds

The line graph shows values based on an assumed investment of $10,000.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate. Shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Performance data current to the most recent month-end is available by calling (800) CRM-2883.

The CRM Funds

THE CRM FUNDS
EXPENSE DISCLOSURE

DISCLOSURE OF FUND EXPENSES

The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, including management fees, service fees and other Fund expenses. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Tables below illustrate your Fund’s expenses in two ways.

•	Actual fund return. The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

•	Hypothetical 5% return. The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs that may be levied by other funds, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The “Annualized Expense Ratio” reflects the actual expenses for the period indicated.

For the Period January 1, 2006 to June 30, 2006

Expense Table

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	1/01/06	6/30/06	Ratio	Period*

Small Cap Value Fund - Institutional Shares

Actual Fund Return	$1,000.00	$1,041.20	0.87%	$4.40

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.48	0.87%	$4.36

The CRM Funds

________________________________________________________________________________ THE CRM FUNDS
EXPENSE DISCLOSURE (Continued)

	Beginning	Ending		Expenses
	Account	Account	Annualized	Paid
	Value	Value	Expense	During
	1/01/06	6/30/06	Ratio	Period*

Small Cap Value Fund - Investor Shares

Actual Fund Return	$1,000.00	$1,039.50	1.12%	$5.66

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.24	1.12%	$5.61

Small/ Mid Cap Value Fund - Institutional Shares

Actual Fund Return	$1,000.00	$1,059.30	1.21%	$6.18

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	1.21%	$6.06

Small/ Mid Cap Value Fund - Investor Shares

Actual Fund Return	$1,000.00	$1,057.80	1.46%	$7.45

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.56	1.46%	$7.30

Mid Cap Value Fund - Institutional Shares

Actual Fund Return	$1,000.00	$1,053.30	0.83%	$4.23

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.68	0.83%	$4.16

Mid Cap Value Fund - Investor Shares

Actual Fund Return	$1,000.00	$1,051.70	1.08%	$5.49

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.44	1.08%	$5.41

Mid/ Large Cap Value Fund - Institutional Shares

Actual Fund Return	$1,000.00	$1,050.00	1.25%	$6.35

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.60	1.25%	$6.26

Mid/ Large Cap Value Fund - Investor Shares

Actual Fund Return	$1,000.00	$1,048.00	1.50%	$7.62

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	1.50%	$7.50

Large Cap Value Fund - Investor Shares

Actual Fund Return	$1,000.00	$1,070.70	1.50%	$7.70

Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.36	1.50%	$7.50

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

The CRM Funds

THE CRM FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS

PORTFOLIO HOLDINGS
June 30, 2006

The following tables present a summary of the portfolio holdings of each of the CRM Funds as a percentage of their total investments.

Small Cap Value Fund

Common stocks

Manufacturing	26.5%

Finance & Insurance	13.3%

Wholesale & Retail Trade	12.6%

Services	5.4%

Electric, Gas, Water & Utilities	5.2%

Transportation	4.8%

Oil & Gas	4.3%

Technology	4.2%

Healthcare	4.1%

Real Estate Investment Trusts	4.0%

Computer Services	2.8%

Aerospace & Defense	2.2%

Business Services	2.2%

Entertainment & Leisure	2.0%

Consumer Products	1.6%

Information Technology	1.6%

Computer Services & Software	1.5%

Short-Term Investments	1.7%

100.0%

Small/Mid Cap Value Fund

Common stocks

Manufacturing	32.4%

Finance & Insurance	13.3%

Healthcare	12.3%

Oil & Gas	8.3%

Aerospace & Defense	7.7%

Electric, Gas, Water & Utilities	7.5%

Computer Services	4.9%

Wholesale & Retail Trade	3.6%

Services	2.8%

Real Estate	1.3%

Entertainment & Leisure	1.0%

Consumer Products	0.7%

Transportation	0.1%

Short-Term Investments	3.7%

U.S. Treasury Obligations	0.4%

100.0%

Mid Cap Value Fund

Common stocks

Manufacturing	24.9%

Finance & Insurance	15.3%

Healthcare	11.8%

Electric, Gas, Water & Utilities	9.9%

Wholesale & Retail Trade	9.1%

Oil & Gas	8.1%

Services	4.4%

Consumer Products	3.1%

Aerospace & Defense	2.8%

Entertainment & Leisure	2.0%

Technology	1.2%

Computer Services	1.0%

Exchange Traded Funds	1.9%

Short-Term Investments	2.6%

U.S. Treasury Obligations	1.9%

100.0%

Mid/Large Cap Value Fund

Common stocks

Healthcare	14.4%

Manufacturing	11.1%

Wholesale & Retail Trade	10.4%

Finance & Insurance	9.9%

Oil & Gas	8.3%

Consumer Products	7.8%

Computer Services	6.2%

Electric, Gas, Water & Utilities	5.4%

Services	5.4%

Aerospace & Defense	3.9%

Insurance	2.0%

Computer Services & Software	1.6%

Consumer Discretionary	1.5%

Entertainment & Leisure	1.5%

Retail & Merchandising	1.5%

Medical Supplies & Equipment	1.4%

Exchange Traded Funds	2.5%

Short-Term Investments	3.2%

U.S. Treasury Obligations	2.0%

100.0%

The CRM Funds

THE CRM FUNDS
DISCLOSURE OF PORTFOLIO HOLDINGS (Continued)

Large Cap Value Fund

Common stocks

Finance & Insurance	22.5%

Manufacturing	17.6%

Healthcare	10.3%

Oil & Gas	10.0%

Wholesale & Retail Trade	7.7%

Services	7.2%

Consumer Products	4.7%

Computer Services	4.1%

Entertainment & Leisure	3.4%

Retail & Merchandising	3.3%

Aerospace & Defense	2.7%

Electric, Gas, Water & Utilities	1.8%

Computer Services & Software	1.5%

Short-Term Investments	3.2%

100.0%

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds file a complete schedule of investments with the SEC for their first and third fiscal quarters on Form N-Q. Form N-Q is available upon request, without charge, by visiting the SEC’s website at http://www.sec.gov, or they may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the Public Reference Room).

The CRM Funds

THE CRM FUNDS
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

		Market
Shares		Value

Common Stock (98.3%)

Aerospace & Defense (2.2%)

221,087	DRS Technologies, Inc.[2]	$10,777,991

426,700	K&F Industries Holdings, Inc.[1]	7,565,391

		18,343,382

Business Services (2.2%)

907,700	Korn/ Ferry International[1]	17,781,843

Computer Services (2.8%)

1,226,489	Insight Enterprises, Inc.[1]	23,364,615

Computer Services & Software (1.5%)

1,006,000	Stellent, Inc.	9,607,300

311,300	Unica Corp.[1]	3,081,870

		12,689,170

Consumer Products (1.6%)

1,224,350	Playtex Products, Inc.[1]	12,769,971

Electric, Gas, Water, & Utilities (5.2%)

278,523	AGL Resources, Inc.	10,617,297

434,664	El Paso Electric Co.[1]	8,762,826

866,771	Southern Union Co.[2]	23,454,823

		42,834,946

Entertainment & Leisure (2.0%)

1,291,700	Callaway Golf Co.	16,779,183

Finance & Insurance (13.3%)
Financial Services (2.7%)

332,100	Stifel Financial Corp.[1]	11,726,451

701,450	W.P. Stewart & Co, Ltd.	10,676,069

		22,402,520

Insurance Carriers (2.2%)

1,666,750	American Equity Investment Life Holdings Co.[2]	17,767,555

Savings, Credit, & Other Financial Institutions (8.4%)

371,609	Americanwest Bancorporation	8,416,944

338,689	Capital Corp of the West	10,838,048

987,800	Centennial Bank Holdings, Inc.[1,2]	10,213,852

150,013	Cullen/ Frost Bankers, Inc.	8,595,745

99,435	CVB Financial Corp.	1,557,152

137,802	Glacier Bancorp, Inc.	4,033,465

515,100	Placer Sierra Bancshares[2]	11,945,169

514,400	The South Financial Group, Inc.[2]	13,585,304

		69,185,679

Total Finance & Insurance		109,355,754

Healthcare (4.1%)
Healthcare-Providers & Services (1.2%)

917,800	Five Star Quality Care, Inc.[1]	10,160,046

Healthcare-Services (1.5%)

630,461	Apria Healthcare Group, Inc.[1]	11,915,712

Healthcare-Supplies (1.4%)

247,450	Edwards Lifesciences Corp.[1,2]	11,241,654

Total Healthcare		33,317,412

Information Technology (1.6%)
Systems Software (1.6%)

511,500	Per-Se Technologies, Inc.[1,2]	12,879,570

Manufacturing (26.5%)
Auto Parts & Equipment (1.6%)

506,193	Tenneco Automotive, Inc.[1]	13,161,018

Building-Residential/ Commercial (2.3%)

1,283,400	Technical Olympic USA, Inc.	18,429,624

Chemical & Allied Products (3.9%)

339,515	Airgas, Inc.[2]	12,646,934

753,959	Compass Minerals International, Inc.	18,811,277

		31,458,211

Containers & Packaging (2.9%)

311,237	Greif, Inc. — Class A	23,330,326

Diversified Manufacturing Industries (0.0%)

47,279	Mascotech, Inc. Escrow[1]	—

Food & Beverage (1.8%)

349,078	Ralcorp Holdings, Inc.[1]	14,846,287

Furniture (1.2%)

546,500	Knoll, Inc.	10,033,740

Misc. Electrical Machinery, Equipment, & Supplies (2.1%)

396,331	Regal Beloit Corp.	17,498,014

Misc. Industrial Machinery & Equipment (6.1%)

451,400	Acco Brands Corp.[1]	9,885,660

382,330	Briggs & Stratton Corp.[2]	11,894,286

734,394	Kaydon Corp.[2]	27,400,241

		49,180,187

Misc. Manufacturing Industries (1.7%)

349,900	Oxford Industries, Inc.	13,789,559

Semiconductors (1.4%)

831,100	Integrated Device Technology, Inc.[1]	11,784,998

Telecommunications Equipment (1.5%)

1,124,467	Journal Communications, Inc. — Class A	12,639,009

Total Manufacturing		216,150,973

See accompanying notes.

________________________________________________________________________________ THE CRM FUNDS
SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2006

		Market
Shares		Value

Oil & Gas (4.3%)

397,030	Pride International, Inc.[1]	$12,399,247

850,245	Range Resources Corp.	23,118,161

		35,517,408

Real Estate Investment Trusts (4.0%)

1,321,005	Highland Hospitality Corp.	18,599,750

1,055,600	Omega Healthcare Investors, Inc.	13,955,032

		32,554,782

Services (5.4%)
Business Services (2.2%)

534,415	G & K Services, Inc. — Class A	18,330,435

Educational Services (1.7%)

976,802	Corinthian Colleges, Inc.[1,2]	14,026,877

Sanitary Services (1.5%)

908,260	Casella Waste Systems, Inc.[1]	11,889,123

Total Services		44,246,435

Technology (4.2%)

1,504,800	Lionbridge Technologies, Inc.[1]	8,321,544

4,275,450	SkillSoft PLC, ADR[1,3]	26,165,754

		34,487,298

Transportation (4.8%)
Marine (1.9%)

390,220	Kirby Corp.[1]	15,413,690

Railroads (1.5%)

1,163,305	RailAmerica, Inc.[1]	12,168,170

Trucking (1.4%)

495,600	Vitran Corporation, Inc.[1]	11,641,644

Total Transportation		39,223,504

Wholesale & Retail Trade (12.6%)
Retail Automobiles (1.4%)

547,166	United Auto Group, Inc.[2]	11,681,994

Retail Apparel & Accessory Stores (3.4%)

1,030,500	Quiksilver, Inc.[1]	12,551,490

401,882	Too, Inc.[1]	15,428,250

		27,979,740

Retail Building Materials (1.7%)

588,504	Interline Brands, Inc.[1]	13,759,224

Retail Eating & Drinking Places (1.4%)

464,376	Ruby Tuesday, Inc.[2]	11,335,418

Specialty Retail Stores (3.0%)

784,800	School Specialty, Inc.[1,2]	24,995,880

Wholesale Miscellaneous (1.7%)

468,000	ScanSource, Inc.[1]	13,721,760

Total Wholesale & Retail Trade		103,474,016

Total Common Stock (Cost $726,142,199)		805,770,262

Short-term Investments (1.7%)

7,092,246	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	7,092,246

7,092,245	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	7,092,245

Total Short-term Investments (Cost $14,184,491)		14,184,491

Total Investments (100.0%) (Cost $740,326,690)		$819,954,753 [4]

Par/Shares

Short-term Investments Held As Collateral for Loaned Securities[5]

Floating Rate Commercial Paper

$683,740	Morgan Stanley, 5.37%, 7/03/06	$683,740

Floating Rate Notes

5,737,914	Sedna Finance, Inc., 5.29%, 07/25/06	5,737,914

1,200,700	Greenwich Capital Corp., 5.31%, 07/03/06	1,200,700

210,220	Bear Stearns, 5.37%, 07/03/06	210,220

		7,148,834

Institutional Money Market Trust

91,583,842	Institutional Money Market Trust	91,583,842

Time Deposits

$3,143,499	IXIS Corporate & Investment Bank, 5.25%, 07/03/06	3,143,499

3,368,034	Bank of Nova Scotia, 5.23%, 07/03/06	3,368,034

6,366,570	KBC Bank, 5.28%, 07/03/06	6,366,570

		12,878,103

Total Short-term Investments Held As Collateral For Loaned Securities (Cost $112,294,519)		$112,294,519

[1]	Non-incoming producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	At June 30, 2006, the market value of securities on loan for the Small Cap Value Fund was $108,280,310.
[5]	The investments held as collateral on loaned securities represented 13.7% of the market value of the Small Cap Value Fund. The cost reflected is the same for tax purposes.

See accompanying notes.

THE CRM FUNDS
SMALL/ MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

		Market
Shares		Value

Common Stock (95.9%)

Aerospace & Defense (7.7%)

35,700	Esterline Technologies Corp.[1]	$1,484,763

43,700	Goodrich Corp.	1,760,673

41,800	Moog, Inc. — Class A1	1,430,396

		4,675,832

Computer Services (4.9%)

54,600	Activision, Inc.[1,2]	621,348

19,700	CACI International, Inc.[1,2]	1,149,101

96,940	Parametric Technology Corp.[1]	1,232,107

		3,002,556

Consumer Products (0.7%)

14,400	Chattem, Inc.[1]	437,328

Electric, Gas, Water, & Utilities (7.5%)

17,100	AGL Resources, Inc.	651,852

84,600	CMS Energy Corp.[1,2]	1,094,724

51,500	Northeast Utilities[2]	1,064,505

64,780	Southern Union Co.[2]	1,752,947

		4,564,028

Entertainment & Leisure (1.0%)

56,800	K2, Inc.[1]	621,392

Finance & Insurance (13.3%)
Commercial Banks (3.7%)

30,200	Associated Banc-Corp.	952,206

27,300	Webster Financial Corp.	1,295,112

		2,247,318

Insurance Carriers (5.2%)

10,600	Ambac Financial Group, Inc.[2]	859,660

21,300	MBIA, Inc.[2]	1,247,115

23,300	Protective Life Corp.	1,086,246

		3,193,021

Savings, Credit, & Other Financial Institutions (2.7%)

18,275	Brookfield Asset Management, Inc. — Class A	742,331

28,200	People’s Bank	926,370

		1,668,701

Security & Commodity Brokers, Dealers, & Services (1.7%)

45,100	E*TRADE Financial Corp.[1,2]	1,029,182

Total Finance & Insurance		8,138,222

Healthcare (12.3%)
Healthcare Supplies (7.7%)

26,500	C.R. Bard, Inc.	1,941,390

21,700	Dade Behring Holdings, Inc.	903,588

14,700	Edwards Lifesciences Corp.[1,2]	667,821

19,400	Millipore Corp.[1,2]	1,222,006

		4,734,805

Pharmaceuticals (4.6%)

42,000	Endo Pharmaceuticals Holdings, Inc.[1]	1,385,160

19,500	Kos Pharmaceuticals, Inc.[1]	733,590

11,400	United Therapeutics Corp[1]	658,578

		2,777,328

Total Healthcare		7,512,133

Manufacturing (32.4%)
Biotechnology (2.0%)

57,800	Cambrex Corp.	1,203,974

Building Materials & Components (2.4%)

45,800	Goodman Global, Inc.[1]	695,244

14,700	NCI Building Systems, Inc.[1]	781,599

		1,476,843

Chemical & Allied Products (6.7%)

25,100	Airgas, Inc.	934,975

22,100	Cytec Industries, Inc.	1,185,886

10,100	FMC Corp.	650,339

55,300	Rockwood Holdings, Inc.[1]	1,272,453

		4,043,653

Containers & Packaging (1.8%)

29,700	Ball Corp.[2]	1,100,088

Diversified Manufacturing Industries (2.4%)

18,350	Carlisle Cos., Inc.[2]	1,455,155

3,000	Mascotech, Inc. Escrow[1]	—

		1,455,155

Electronic Components & Equipment (5.2%)

19,500	Amphenol Corp. — Class A2	1,091,220

36,500	FLIR Systems, Inc.[1]	805,190

35,300	NCR Corp.[1,2]	1,293,392

		3,189,802

Food & Beverage (2.4%)

19,000	McCormick & Co., Inc.	637,450

19,700	Ralcorp Holdings, Inc.[1]	837,841

		1,475,291

Misc. Industrial Machinery & Equipment (2.7%)

30,400	Acco Brands Corp.[1,2]	665,760

26,000	Kaydon Corp.[2]	970,060

		1,635,820

Precision Instruments & Medical Supplies (2.0%)

58,500	PerkinElmer, Inc.	1,222,650

Semiconductors (1.8%)

92,000	Brooks Automation, Inc.[1]	1,085,600

See accompanying notes.

________________________________________________________________________________ THE CRM FUNDS
SMALL/ MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2006

		Market
Shares		Value

Manufacturing (continued)
Telecommunications Equipment (3.0%)

78,100	Avaya, Inc.[1]	$891,902

47,100	Comverse Technology, Inc.[1]	931,167

		1,823,069

Total Manufacturing		19,711,945

Oil & Gas (8.3%)

36,400	ONEOK, Inc.	1,239,056

27,100	Pride International, Inc.[1,2]	846,333

36,900	Questar Corp.[2]	2,970,081

		5,055,470

Real Estate (1.3%)

17,300	The Saint Joe Co.[2]	805,142

Services (2.8%)
Business Services (1.8%)

16,600	Manpower, Inc.	1,072,360

Engineering & R/d Services (1.0%)

15,000	URS Corp.[1]	630,000

Total Services		1,702,360

Transportation (0.1%)
Railroads (0.1%)

900	CSX Corp.	63,396

Wholesale & Retail Trade (3.6%)
Retail Automobiles (1.4%)

38,700	United Auto Group, Inc.[2]	826,245

Specialty Retail Stores (2.2%)

51,600	Dollar Tree Stores, Inc.[1]	1,367,400

Total Wholesale & Retail Trade		2,193,645

Total Common Stock (Cost $54,408,198)		58,483,449

Par/Shares

Short-term Investments (3.7%)

1,127,743	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	1,127,743

1,127,743	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	1,127,743

Total Short-term Investments (Cost $2,255,486)		2,255,486

U. S. Treasury Obligations (0.4%)

$250,000	U. S. Treasury Bills, 4.78%, 07/27/06	249,268

Total U. S. Treasury Obligations (Cost $249,142)		249,268

Total Investments (100.0%) (Cost $56,912,826)		$60,988,203	[3]

Short-term Investments Held As Collateral for Loaned Securities[4]

Floating Rate Commercial Paper

$878,842	Bear Stearns, 5.37%, 07/03/06	$878,842

Floating Rate Notes

392,907	Bear Stearns, 5.37%, 07/03/06	392,907

249,761	Greenwich Capital, 5.31%, 07/03/06	249,761

349,350	Sedna Finance Corp., 5.29%, 07/25/06	349,350

1,036,977	Tango Financial Corp., 5.31%, 07/28/06	1,036,977

		2,028,995

Institutional Money Market Trust

13,148,325	Institutional Money Market Trust	13,148,325

Time Deposits

$425,802	IXIS Corporate & Investment Bank, 5.25%, 07/03/06	425,802

966,906	KBC Bank, 5.28%, 07/03/06	966,906

456,216	Bank of Nova Scotia, 5.23%, 07/03/06	456,216

		1,848,924

Total Short-term Investments Held As Collateral For Loaned Securities (Cost $17,905,086)		$17,905,086

[1]	Non-incoming producing security.
[2]	Security partially or fully on loan.
[3]	At June 30, 2006, the market value of securities on loan for Small/ Mid Cap Value Fund was $17,294,939.
[4]	The investments held as collateral on loaned securities represented 29.4% of the net assets of the Small/ Mid Cap Value Fund. The cost reflected is the same for tax purposes.

See accompanying notes.

THE CRM FUNDS
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

		Market
Shares		Value

Common Stock (93.6%)

Aerospace & Defense (2.8%)

1,998,900	Goodrich Corp.	$80,535,681

Computer Services (1.0%)

2,627,900	Activision, Inc.[1,2]	29,905,502

Consumer Products (3.1%)

769,900	Fortune Brands, Inc.	54,670,599

1,066,300	McCormick & Co., Inc.	35,774,365

		90,444,964

Electric, Gas, Water, & Utilities (9.9%)

1,015,700	AGL Resources, Inc.	38,718,484

3,737,600	CMS Energy Corp.[1,2]	48,364,544

827,800	FirstEnergy Corp.	44,875,038

2,389,300	Northeast Utilities[2]	49,386,831

1,865,200	PPL Corp.[2]	60,245,960

665,100	Public Service Enterprise Group, Inc.	43,976,412

		285,567,269

Entertainment & Leisure (2.0%)

795,200	Harrah’s Entertainment, Inc.	56,602,336

Finance & Insurance (15.3%)
Asset Management (1.3%)

2,056,700	Amvescap PLC,[3]	38,028,383

Commercial Banks (2.9%)

1,833,400	Marshall & Ilsley Corp.[2]	83,859,716

Insurance Carriers (5.7%)

1,612,100	Aon Corp.[2]	56,133,322

1,435,000	Genworth Financial, Inc.[2]	49,995,400

1,001,300	MBIA, Inc.[2]	58,626,115

		164,754,837

Savings, Credit, & Other Financial Institutions (1.5%)

1,068,175	Brookfield Asset Management, Inc. — Class A	43,389,269

Security & Commodity Brokers, Dealers, & Services (1.7%)

2,136,300	E*TRADE Financial Corp.[1]	48,750,366

State & National Banks (2.2%)

610,900	State Street Corp.[2]	35,487,181

515,600	Northern Trust Corp.	28,512,680

		63,999,861

Total Finance & Insurance		442,782,432

Healthcare (11.8%)
Healthcare-Supplies (9.6%)

2,100,100	Boston Scientific Corp.[1]	35,365,684

1,236,200	C.R. Bard, Inc.	90,564,012

2,761,600	PerkinElmer, Inc.	57,717,440

918,600	Millipore Corp.[1]	57,862,614

607,100	Zimmer Holdings, Inc.[1,2]	34,434,712

		275,944,462

Pharmaceuticals (2.2%)

1,966,400	Endo Pharmaceuticals Holdings, Inc.[1]	64,851,872

Total Healthcare		340,796,334

Manufacturing (24.9%)
Building Materials & Components (2.5%)

1,702,500	American Standard Cos., Inc.[2]	73,667,175

Chemical & Allied Products (3.1%)

813,300	Praxair, Inc.	43,918,200

1,706,100	Syngenta AG, ADR[3]	45,314,016

		89,232,216

Containers & Packaging (2.1%)

1,612,100	Ball Corp.[2]	59,712,184

Diversified Manufacturing Industries (4.4%)

748,200	Carlisle Cos., Inc.[2]	59,332,260

1,023,000	Ingersoll Rand Co., Ltd. — Class A2	43,763,940

542,200	ITT Industries, Inc.	26,838,900

		129,935,100

Diversified Industrial Products (2.7%)

849,400	Textron, Inc.[2]	78,297,691

Electronic Components & Equipment (3.9%)

903,700	Amphenol Corp. — Class A	50,571,052

1,760,300	NCR Corp.[1,2]	64,497,392

		115,068,444

Metal Products (2.1%)

1,005,300	Precision Castparts Corp.	60,076,728

Semiconductors (1.1%)

3,397,800	LSI Logic Corp.[1,2]	30,410,310

Telecommunications Equipment (3.0%)

3,708,700	Avaya, Inc.[1,2]	42,353,354

2,226,600	Comverse Technology, Inc.[1]	44,019,882

		86,373,236

Total Manufacturing		722,773,084

Oil & Gas (8.1%)

1,673,600	ONEOK, Inc.	56,969,344

1,583,200	Questar Corp.	127,431,768

2,103,700	The Williams Companies, Inc.	49,142,432

		233,543,544

See accompanying notes.

________________________________________________________________________________ THE CRM FUNDS
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2006

		Market
Shares		Value

Services (4.4%)
Business Services (3.0%)

675,900	Manpower, Inc.	$43,663,140

603,700	The Dun & Bradstreet Corp.[1,2]	42,065,816

		85,728,956

Commercial Services (1.4%)

961,500	ChoicePoint, Inc.[1,2]	40,161,855

Total Services		125,890,811

Technology (1.2%)
Technology Distributors (1.2%)

1,702,500	Avnet, Inc.[1,2]	34,084,050

Wholesale & Retail Trade (9.1%)
Food Distributors (2.1%)

1,970,000	Sysco Corp.[2]	60,203,200

Retail Department Stores (1.0%)

809,700	Federated Department Stores, Inc.	29,635,020

Retail Eating & Drinking Places (2.5%)

1,453,100	Yum! Brands, Inc.	73,047,337

Specialty Retail Stores (3.5%)

2,421,800	Dollar Tree Stores, Inc.[1,2]	64,177,700

867,700	Genuine Parts Co.	36,148,382

		100,326,082

Total Wholesale & Retail Trade		263,211,639

Total Common Stock (Cost $2,539,193,009)		2,706,137,646

Exchange Traded Funds (1.9%)

106,300	iShares Dow Jones U.S. Financial Sector Index Fund[2]	11,062,641

149,600	iShares Russell Midcap Index Fund	13,725,800

97,700	Midcap SPDR Trust Series[2]	13,596,909

92,500	Regional Bank HOLDRs Trust[2]	13,582,700

50,000	streetTRACKS KBW Bank ETF	2,686,500

Total Exchange Traded Funds (Cost $53,329,467)		54,654,550

Short-term Investments (2.6%)

38,072,665	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	38,072,665

38,072,665	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	38,072,665

Total Short-term Investments (Cost $76,145,330)		76,145,330

U.S. Treasury Obligations (1.9%)

$10,000,000	U.S. Treasury Bills, 4.70%, 07/06/06[2]	$9,993,473

8,000,000	U.S. Treasury Bills, 4.64%, 07/13/06[2]	7,990,704

2,000,000	U.S. Treasury Bills, 4.55%, 07/13/06[2]	1,997,046

10,000,000	U.S. Treasury Bills, 4.65%, 07/20/06[2]	9,979,650

8,000,000	U.S. Treasury Bills, 4.75%, 07/27/06[2]	7,976,576

2,000,000	U.S. Treasury Bills, 4.53%, 07/27/06[2]	1,993,585

2,000,000	U.S. Treasury Bills, 4.47%, 08/10/06	1,990,009

2,000,000	U.S. Treasury Bills, 4.68%, 08/24/06[2]	1,986,324

2,000,000	U.S. Treasury Bills, 4.77%, 09/14/06[2]	1,980,780

2,000,000	U.S. Treasury Bills, 4.89%, 09/28/06	1,976,798

2,000,000	U.S. Treasury Bills, 4.71%, 10/26/06[2]	1,968,820

2,000,000	U.S. Treasury Bills, 4.82%, 11/30/06	1,958,780

2,000,000	U.S. Treasury Bills, 4.90%, 12/14/06	1,954,880

Total U.S. Treasury Obligations (Cost $53,735,274)		53,747,425

Total Investments (100.0%) (Cost $2,722,403,080)		$2,890,684,951 [4]

Short-term Investments Held As Collateral for Loaned Securities [5]

Floating Rate Commercial Paper

$23,646,543	Bear Stearns, 5.37%, 07/03/06	$23,646,543

Floating Rate Notes

4,215,822	Sedna Finance, Inc., 5.29%, 07/25/06	4,215,822

26,195,712	Tango Finance Corp., 5.31%, 07/28/06	26,195,712

9,832,865	Greenwich Capital Markets, 5.31%, 07/03/06	9,832,865

27,848,723	Bear Stearns, 5.37%, 07/03/06	27,848,723

		68,093,122

Institutional Money Market Trust

300,034,940	Institutional Money Market Trust	300,034,940

Master Note

$23,579,583	Citigroup Variable Rate Master Note, 5.38%, 08/25/06	23,579,583

See accompanying notes.

________________________________________________________________________________ THE CRM FUNDS
MID CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2006

		Market
Par		Value

Time Deposits

$10,209,777	IXIS Corporate & Investment Bank, 5.25%, 07/03/06	$10,209,777

26,257,343	KBC Bank, 5.28%, 07/03/06	26,257,343

10,939,047	Bank of Nova Scotia, 5.23%, 07/03/06	10,939,047

		47,406,167

Total Short-term Investments Held As Collateral For Loaned Securities (Cost $462,760,355)		$462,760,355

[1]	Non-incoming producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	At June 30, 2006, the market value of securities on loan for the Mid Cap Value Fund was $448,661,965.
[5]	The investments held as collateral on loaned securities represented 16.0% of the market value of the Mid Cap Value Fund. The cost reflected is the same for tax purposes.

See accompanying notes.

THE CRM FUNDS
MID/ LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

		Market
Shares		Value

Common Stock (92.3%)

Aerospace & Defense (3.9%)

4,300	Honeywell International, Inc.	$173,290

3,500	United Technologies Corp.	221,970

		395,260

Computer Services (6.2%)

2,400	CACI International, Inc. — Class A1	139,992

12,900	Oracle Corp.[1]	186,921

23,300	Parametric Technology Corp.[1]	296,143

		623,056

Computer Services & Software (1.6%)

8,500	Cisco Systems, Inc.[1]	166,005

Consumer Discretionary (1.5%)
Media (1.5%)

4,100	Viacom, Inc. — Class A1	147,395

Consumer Products (7.8%)

5,900	Cadbury Schweppes PLC, ADR[2]	229,038

3,100	Colgate-Palmolive Co.	185,690

2,700	Fortune Brands, Inc.	191,727

3,200	Procter & Gamble Co.	177,920

		784,375

Electric, Gas, Water, & Utilities (5.4%)

4,900	Exelon Corp.	278,467

9,900	Southern Union Co.	267,894

		546,361

Entertainment & Leisure (1.5%)

2,100	Harrah’s Entertainment, Inc.	149,478

Finance & Insurance (9.9%)
Financial Services (4.9%)

1,800	Franklin Resources, Inc.	156,258

5,300	JP Morgan Chase & Co.	222,600

7,400	Schwab, (Charles) Corp.	118,252

		497,110

Insurance Carriers (3.5%)

5,800	Aon Corp.	201,956

4,400	Genworth Financial, Inc.	153,296

		355,252

Security & Commodity Brokers, Dealers, & Services (1.5%)

6,600	E*TRADE Financial Corp.[1]	150,612

Total Finance & Insurance		1,002,974

Healthcare (14.4%)
Healthcare-Supplies (7.6%)

4,200	C.R. Bard, Inc.	307,692

2,800	Fisher Scientific International, Inc.[1]	204,540

4,200	Millipore Corp.[1]	264,558

		776,790

Pharmaceuticals (6.8%)

4,400	Abbott Laboratories	191,884

6,400	Endo Pharmaceuticals Holdings, Inc.[1]	211,072

3,400	Roche Holding AG, ADR[2]	280,465

		683,421

Total Healthcare		1,460,211

Insurance (2.0%)

4,000	Metlife Inc.	204,840

Manufacturing (11.1%)
Building Materials & Components (1.5%)

3,600	American Standard Cos., Inc.	155,772

Chemical & Allied Products (1.7%)

6,600	Syngenta AG, ADR[2]	175,296

Electronic Components & Equipment (2.0%)

5,600	NCR Corp.[1]	205,184

Misc. Electrical Machinery, Equipment, & Supplies (3.0%)

8,800	General Electric Co.	290,048

Semiconductors (1.5%)

17,000	LSI Logic Corp.[1]	152,150

Telecommunications Equipment (1.4%)

7,400	Comverse Technology, Inc.[1]	146,298

Total Manufacturing		1,124,748

Medical Supplies & Equipment (1.4%)

2,500	Zimmer Holdings, Inc.[1]	141,800

Oil & Gas (8.3%)

6,700	ONEOK, Inc.	228,068

5,100	Questar Corp.	410,499

8,600	The Williams Companies, Inc.	200,896

		839,463

Retail & Merchandising (1.5%)

3,100	Wal-Mart Stores, Inc.	149,327

Services (5.4%)
Business Services (4.0%)

5,600	First Data Corp.	252,224

2,400	Manpower, Inc.	155,040

		407,264

See accompanying notes.

________________________________________________________________________________ THE CRM FUNDS
MID/ LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2006

		Market
Shares		Value

Services (continued)
Telecommunications Services (1.4%)

7,000	Sprint Corp.	$139,930

Total Services		547,194

Wholesale & Retail Trade (10.4%)
Retail Apparel & Accessory Stores (1.9%)

5,100	Too, Inc.[1]	195,789

Retail Department Stores (1.0%)

2,800	Federated Department Stores, Inc.	102,480

Retail Eating & Drinking Places (3.0%)

6,100	Yum! Brands, Inc.	306,647

Specialty Retail Stores (4.5%)

9,800	CVS Corp.	300,860

4,600	School Specialty, Inc.[1]	146,510

		447,370

Total Wholesale & Retail Trade		1,052,286

Total Common Stock (Cost $9,417,548)		9,334,773

Short-term Investments (3.2%)

159,802	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	159,802

159,801	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	159,801

Total Short-term Investments (Cost $319,603)		319,603

Exchange Traded Funds (2.5%)
4,700	streetTRACKS KBW Bank ETF

Total Exchange Traded Funds (Cost $254,120)		252,531

U.S. Treasury Obligations (2.0%)

$50,000	U.S. Treasury Bills, 4.70%, 07/06/06	49,983

50,000	U.S. Treasury Bills, 4.65%, 07/13/06	49,942

50,000	U.S. Treasury Bills, 4.65%, 07/20/06	49,898

50,000	U.S. Treasury Bills, 4.78%, 07/27/06	49,854

Total U.S. Treasury Obligations (Cost $199,591)		199,677

Total Investments (100.0%) (Cost $10,190,862)		$10,106,584

[1]	Non-incoming producing security.
[2]	ADR — American Depository Receipt.

See accompanying notes.

THE CRM FUNDS
LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS
JUNE 30, 2006

		Market
Shares		Value

Common Stock (96.8%)

Aerospace & Defense (2.7%)

15,106	Raytheon Co.	$673,274

Computer Services (4.1%)

30,048	Microsoft Corp.	700,119

23,637	Oracle Corp.[1]	342,500

		1,042,619

Computer Services & Software (1.5%)

19,600	Cisco Systems, Inc.[1]	382,788

Consumer Products (4.7%)

11,622	Colgate-Palmolive Co.	696,158

8,900	Procter & Gamble Co.	494,840

		1,190,998

Electric, Gas, Water, & Utilities (1.8%)

14,188	PPL Corp.[2]	458,272

Entertainment & Leisure (3.4%)

28,367	The Walt Disney Co.[2]	851,010

Finance & Insurance (22.5%)
Financial Services (9.9%)

18,146	Citigroup, Inc.[2]	875,363

21,021	JP Morgan Chase & Co.[2]	882,882

24,351	U.S. Bancorp[2]	751,959

		2,510,204

Insurance Carriers (10.0%)

8,269	Ambac Financial Group, Inc.	670,616

10,639	American International Group, Inc.[2]	628,233

10,414	Chubb Corp.	519,659

12,630	Lincoln National Corp.[2]	712,837

		2,531,345

Savings, Credit, & Other Financial Institutions (2.6%)

14,211	Washington Mutual, Inc.[2]	647,737

Total Finance & Insurance		5,689,286

Healthcare (10.3%)
Pharmaceuticals (10.3%)

13,338	Abbott Laboratories	581,670

21,800	Pfizer, Inc.	511,646

9,500	Roche Holding AG., ADR[3]	783,653

15,100	Sanofi-Aventis, ADR[3]	735,370

		2,612,339

Manufacturing (17.6%)
Chemical & Allied Products (2.4%)

15,900	Dow Chemical Co.	620,577

Computers & Office Equipment (4.3%)

19,900	Hewlett-Packard Co.	630,432

5,847	International Business Machines Corp.[2]	449,167

		1,079,599

Diversified Manufacturing Industries (4.5%)

6,800	3M Co.	549,236

21,807	Tyco International Ltd.	599,693

		1,148,929

Misc. Electrical Machinery, Equipment, & Supplies (6.4%)

9,200	Emerson Electric Co.	771,052

26,014	General Electric Co.	857,421

		1,628,473

Total Manufacturing		4,477,578

Oil & Gas (10.0%)

11,676	ChevronTexaco Corp.	724,613

15,100	Exxon Mobil Corp.[2]	926,385

11,796	Halliburton Co.	875,381

		2,526,379

Retail & Merchandising (3.3%)

17,600	Wal-Mart Stores, Inc.[2]	847,792

Services (7.2%)
Business Services (2.5%)

14,089	Automatic Data Processing, Inc.	638,936

Telecommunications Services (4.7%)

24,700	AT&T, Inc.[2]	688,883

14,068	BellSouth Corp.[2]	509,262

		1,198,145

Total Services		1,837,081

Wholesale & Retail Trade (7.7%)
Retail Building Materials (2.1%)

15,142	The Home Depot, Inc.	541,932

Retail Department Stores (3.5%)

15,101	Kohl’s Corp.[1]	892,771

Wholesale-Machinery Equipment (2.1%)

7,013	W.W. Grainger, Inc.	527,588

Total Wholesale & Retail Trade		1,962,291

Total Common Stock (Cost $19,078,812)		24,551,707

See accompanying notes.

________________________________________________________________________________ THE CRM FUNDS
LARGE CAP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
JUNE 30, 2006

		Market
Shares		Value

Short-Term Investments (3.2%)

408,238	BlackRock Liquidity Funds TempCash Portfolio — Institutional Series	$408,238

408,237	BlackRock Liquidity Funds TempFund Portfolio — Institutional Series	408,237

Total Short-Term Investments (Cost $816,475)		816,475

Total Investments (100.0%) (Cost $19,895,287)		$25,368,182 [4]

Short-Term Investments Held as Collateral for Loaned Securities[5]

Floating Rate Commercial Paper

$718,888	Morgan Stanley, 5.37%, 07/03/06	$718,888

Institutional Money Market Trust

5,945,525	Institutional Money Market Trust	5,945,525

Master Note

$490,360	Citigroup Variable Rate, 5.38%, 08/25/06	490,360

Time Deposits

220,923	IXIS Corporate & Investment Bank, 5.25%, 07/03/06	220,923

486,926	KBC Bank, 5.28%, 07/03/06	486,927

236,703	Bank of Nova Scotia, 5.23%, 07/03/06	236,703

		944,553

Total Short Term Investments Held as Collateral for Loaned Securities (Cost 8,099,326)		$8,099,326

[1]	Non-incoming producing security.
[2]	Security partially or fully on loan.
[3]	ADR — American Depository Receipt.
[4]	At June 30, 2006, the market value of securities on loan for the Large Cap Value Fund was $7,830,627.
[5]	The investments held as collateral on loaned securities represented 31.9% of the market value of the Large Cap Value Fund. The cost reflected is the same for tax purposes.

See accompanying notes.

THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2006

	Small Cap	Small/Mid Cap	Mid Cap	Mid/Large Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund

ASSETS:
Investments

Investments, at cost	$740,326,690	$56,912,826	$2,722,403,080	$10,190,862	$19,895,287

Net unrealized appreciation (depreciation)	79,628,063	4,075,377	168,281,871	(84,278)	5,472,895

Total investments, at value	819,954,753	60,988,203	2,890,684,951	10,106,584	25,368,182

Securities lending collateral	112,294,519	17,905,086	462,760,355	—	8,099,326

Receivable for Fund shares sold	658,850	153,936	13,493,716	—	—

Receivable for securities sold	4,156,116	483,777	23,532,028	201,295	1,669,521

Receivable from adviser	—	—	—	15,834	—

Dividends and interest receivable	778,607	38,902	2,481,716	5,609	52,124

Other assets	7,836	16,888	9,028	6,937	6,174

Total assets	937,850,681	79,586,792	3,392,961,794	10,336,259	35,195,327

LIABILITIES:

Obligation to return securities lending collateral	112,294,519	17,905,086	462,760,355	—	8,099,326

Payable for Fund shares redeemed	100,896	—	3,638,202	—	—

Payable for securities purchased	731,689	205,153	18,853,976	180,768	1,647,834

Accrued advisory fee	506,516	37,344	1,640,687	—	8,630

Other accrued expenses	160,329	36,583	521,970	33,155	21,139

Total liabilities	113,793,949	18,184,166	487,415,190	213,923	9,776,929

NET ASSETS	$824,056,732	$61,402,626	$2,905,546,604	$10,122,336	$25,418,398

COMPONENTS OF NET ASSETS

Paid-in capital	$638,957,222	$54,607,094	$2,569,957,519	$10,115,471	$19,160,848

Undistributed net investment income	—	—	8,305,853	6,681	158,410

Accumulated net realized gain on investments	105,471,447	2,720,155	159,001,361	84,462	626,246

Net unrealized appreciation (depreciation) of investments	79,628,063	4,075,377	168,281,871	(84,278)	5,472,894

NET ASSETS	$824,056,732	$61,402,626	$2,905,546,604	$10,122,336	$25,418,398

NET ASSETS BY SHARE CLASS

Investor Shares	$294,362,429	$25,926,301	$1,136,564,969	$2,242,706	$25,418,398

Institutional Shares	529,694,303	35,476,325	1,768,981,635	7,879,630	—

NET ASSETS	$824,056,732	$61,402,626	$2,905,546,604	$10,122,336	$25,418,398

SHARES OF BENEFICIAL INTEREST OUTSTANDING
($0.01 par value, unlimited authorized shares)

Investor Shares	11,081,369	1,993,737	40,484,097	213,925	1,886,120

Institutional Shares	19,205,005	2,719,049	62,131,950	750,718	—

NET ASSET VALUE (OFFERING AND REDEMPTION PRICE PER SHARE) Investor Shares	$26.56	$13.00	$28.07	$10.48	$13.48

Institutional Shares	$27.58	$13.05	$28.47	$10.50	$—

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2006

	Small Cap	Small/Mid Cap	Mid Cap	Mid/Large Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund[1]	Value Fund

INVESTMENT INCOME

Dividends	$7,181,678	$548,780	$31,065,898	$41,135	$528,096

Interest	15,965	17,644	1,866,013	6,244	5,699

Securities lending income	105,264	18,424	331,744	—	7,118

Foreign tax withheld	(7,766)	(3,863)	(147,777)	(97)	—

Total investment income	7,295,141	580,985	33,115,878	47,282	540,913

EXPENSES

Investment advisory fees	6,014,622	398,169	16,212,934	22,874	135,499

Administration and accounting fees	427,109	50,724	933,535	33,391	33,463

Custody fees	79,072	21,815	178,047	7,723	10,431

Transfer Agent fees	152,020	43,172	423,396	31,956	22,124

Shareholder reports	115,804	9,468	337,901	13,661	3,934

Shareholder services — Investor Shares	734,664	66,780	2,078,422	2,540	61,590

Shareholder services — Retail Shares[2]	—	—	1,103	—	—

Trustee fees and expenses	45,436	34,331	61,628	16,000	33,899

Compliance services	42,411	2,495	109,514	61	1,316

Distribution fees — Retail Shares[2]	—	—	662	—	—

Registration fees	43,409	38,157	81,040	6,124	31,556

Professional fees	88,898	38,685	221,323	26,681	34,671

Miscellaneous	141,423	14,099	363,656	1,902	7,115

Total expenses	7,884,868	717,895	21,003,161	162,913	375,598

Expenses waived/reimbursed by Adviser	—	—	—	(122,249)	(2,951)

Administration and accounting fees waived	—	(3,105)	—	—	(3,105)

Net expenses	7,884,868	714,790	21,003,161	40,664	369,542

NET INVESTMENT INCOME (LOSS)	(589,727)	(133,805)	12,112,717	6,618	171,371

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Net realized gain from investments	148,070,807	3,221,725	202,623,404	84,462	2,075,958

Net increase (decrease) in unrealized appreciation (depreciation) of investments	(42,362,710)	3,109,352	12,996,979	(84,278)	964,413

Net realized and unrealized gain on investments	105,708,097	6,331,077	215,620,383	184	3,040,371

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$105,118,370	$6,197,272	$227,733,100	$6,802	$3,211,742

[1]	For the period December 1, 2005 (commencement of operations) through June 30, 2006.

[2]	The Retail Share class for the Mid Cap Value Fund’s predecessor, CRM Mid Cap Value Fund (a series of WT Mutual Fund), was closed as of July 8, 2005.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small Cap Value Fund

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

NET ASSETS — BEGINNING OF YEAR	$732,413,937	$643,778,580

OPERATIONS

Net investment loss	(589,727)	(1,691,452)

Net realized gain from investments	148,070,807	65,247,924

Net decrease in unrealized appreciation (depreciation) of investments	(42,362,710)	(466,860)

Net increase in net assets resulting from operations	105,118,370	63,089,612

DISTRIBUTIONS TO SHAREHOLDERS FROM

Net realized gains on investments — Investor Shares	(35,616,642)	(24,506,720)

Net realized gains on investments — Institutional Shares	(59,467,525)	(37,144,937)

Total distributions to shareholders	(95,084,167)	(61,651,657)

CAPITAL SHARE TRANSACTIONS

Sale of shares	131,558,082	188,073,445

Reinvestment of distributions	86,693,536	56,102,565

Redemption of shares	(136,643,026)	(156,978,608)

Net increase from capital share transactions	81,608,592	87,197,402

Total increase in net assets	91,642,795	88,635,357

NET ASSETS — END OF YEAR	$824,056,732	$732,413,937

Accumulated net investment loss	$—	$(57)

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Small/Mid Cap Value Fund

		For the Period
		September 1,
		2004[1]
	Year Ended	through
	June 30, 2006	June 30, 2005

NET ASSETS — BEGINNING OF PERIOD	$32,150,835	$—

OPERATIONS

Net investment income (loss)	(133,805)	98,612

Net realized gain from investments	3,221,725	60,742

Net increase in unrealized appreciation (depreciation) of investments	3,109,352	965,971

Net increase in net assets resulting from operations	6,197,272	1,125,325

DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income — Investor Shares	(23,567)	—

Net investment income — Institutional Shares	(75,195)	—

Net realized gains on investments — Investor Shares	(205,308)	—

Net realized gains on investments — Institutional Shares	(223,049)	—

Total distributions to shareholders	(527,119)	—

CAPITAL SHARE TRANSACTIONS

Sale of shares	33,079,243	31,611,944

Reinvestment of distributions	506,512	—

Redemption of shares	(10,004,117)	(586,434)

Net increase from capital share transactions	23,581,638	31,025,510

Total increase in net assets	29,251,791	32,150,835

NET ASSETS — END OF PERIOD	$61,402,626	$32,150,835

Undistributed net investment income	$—	$98,612

[1]	Commencement of operations.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Mid Cap Value Fund

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

NET ASSETS — BEGINNING OF YEAR	$1,674,806,778	$479,687,694

OPERATIONS

Net investment income	12,112,717	14,824,567

Net realized gain from investments	202,623,404	23,514,155

Net increase in unrealized appreciation (depreciation) of investments	12,996,979	98,822,489

Net increase in net assets resulting from operations	227,733,100	137,161,211

DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income — Investor Shares	(4,359,407)	(1,062,796)

Net investment income — Institutional Shares	(11,504,448)	(1,927,595)

Net investment income — Retail Shares[1]	—	(28,627)

Net realized gains on investments — Investor Shares	(20,479,016)	(12,703,403)

Net realized gains on investments — Institutional Shares	(40,163,074)	(23,040,169)

Net realized gains on investments — Retail Shares[1]	—	(342,169)

Total distributions to shareholders	(76,505,945)	(39,104,759)

CAPITAL SHARE TRANSACTIONS

Sale of shares	1,574,904,748	1,279,349,169

Reinvestment of distributions	67,056,497	32,975,073

Redemption of shares	(562,448,574)	(215,261,610)

Net increase from capital share transactions	1,079,512,671	1,097,062,632

Total increase in net assets	1,230,739,826	1,195,119,084

NET ASSETS — END OF YEAR	$2,905,546,604	$1,674,806,778

Undistributed net investment income	$8,305,853	$12,056,990

[1]	The Retail Share class for the Mid Cap Value Fund’s predecessor, CRM Mid Cap Value Fund (a series of WT Mutual Fund), was closed as of July 8, 2005.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

Mid/Large Cap Value Fund

For the Period
December 1,
2005[1]
through
June 30, 2006

NET ASSETS — BEGINNING OF PERIOD	$—

OPERATIONS

Net investment income	6,618

Net realized gain from investments	84,462

Net decrease in unrealized appreciation (depreciation) of investments	(84,278)

Net increase in net assets resulting from operations	6,802

CAPITAL SHARE TRANSACTIONS

Sale of shares	10,115,534

Net increase from capital share transactions	10,115,534

Total increase in net assets	10,122,336

NET ASSETS — END OF PERIOD	$10,122,336

Undistributed net investment income	$6,681

[1]	Commencement of operations.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Large Cap Value Fund

	Year Ended	Year Ended
	June 30, 2006	June 30, 2005

NET ASSETS — BEGINNING OF YEAR	$22,380,129	$14,634,583

OPERATIONS

Net investment income	171,371	127,438

Net realized gain from investments	2,075,958	247,349

Net increase in unrealized appreciation (depreciation) of investments	964,413	875,577

Net increase in net assets resulting from operations	3,211,742	1,250,364

DISTRIBUTIONS TO SHAREHOLDERS FROM

Net investment income — Investor Shares	(137,678)	(57,166)

Total distributions to shareholders	(137,678)	(57,166)

CAPITAL SHARE TRANSACTIONS

Sale of shares	3,103,533	8,771,037

Reinvestment of distributions	90,034	43,371

Redemption of shares	(3,229,362)	(2,262,060)

Net increase (decrease) from capital share transactions	(35,795)	6,552,348

Total increase in net assets	3,038,269	7,745,546

NET ASSETS — END OF YEAR	$25,418,398	$22,380,129

Undistributed net investment income	$158,410	$124,473

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

	Small Cap Value Fund — Investor Shares

	For the Fiscal Years Ended June 30,

	2006[1]	2005[1]	2004[1]		2003[1]	2002[1]

Net Asset Value — Beginning of Year	$26.41	$26.34	$19.77		$21.00	$21.93

Investment operations:

Net investment loss[2]	(0.06)	(0.10)	(0.14)		(0.07)	(0.01)

Net realized and unrealized gain (loss) on investments	3.73	2.53	6.71		(0.52)	0.66

Total from investment operations	3.67	2.43	6.57		(0.59)	0.65

Distributions to shareholders:

From net investment income	—	—	—		(0.02)	(0.10)

From net realized gains on investments	(3.52)	(2.36)	—		(0.62)	(1.48)

Total distributions to shareholders	(3.52)	(2.36)	—		(0.64)	(1.58)

Net Asset Value — End of Year	$26.56	$26.41	$26.34		$19.77	$21.00

Total Return	14.27%	9.46%	33.23%		(2.26)%	3.21%

Ratios/ Supplemental Data:

Ratios to average net assets:

Expenses	1.14%	1.22% [3]	1.22%	[3]	1.27% [3]	1.26% [3]

Net investment loss	(0.23)%	(0.40)%[3]	(0.58)%[3]		(0.39)%[3]	(0.05)%[3]

Portfolio turnover rate	80%	84% [3]	77%	[3]	74% [3]	61% [3]

Net Assets at the end of year (000’s omitted)	$294,362	$273,817	$282,119		$181,296	$215,820

[1]	Effective September 30, 2005, CRM Small Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment loss per share was calculated using the average shares outstanding method.

[3]	For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Small Cap Value Fund — Institutional Shares

	For the Fiscal Years Ended June 30,

	2006[1]	2005[1]	2004[1]		2003[1]	2002[1]

Net Asset Value — Beginning of Year	$27.23	$27.03	$20.24		$21.42	$22.29

Investment operations:

Net investment income (loss)[2]	0.01	(0.04)	(0.08)		(0.03)	0.04

Net realized and unrealized gain (loss) on investments	3.86	2.60	6.87		(0.51)	0.67

Total from investment operations	3.87	2.56	6.79		(0.54)	0.71

Distributions to shareholders:

From net investment income	—	—	—		(0.02)	(0.10)

From net realized gains on investments	(3.52)	(2.36)	—		(0.62)	(1.48)

Total distributions to shareholders	(3.52)	(2.36)	—		(0.64)	(1.58)

Net Asset Value — End of Year	$27.58	$27.23	$27.03		$20.24	$21.42

Total Return	14.60%	9.71%	33.55%		(1.98)%	3.43%

Ratios/ Supplemental Data:

Ratios to average net assets:

Expenses	0.89%	0.97% [3]	0.97%	[3]	1.02% [3]	1.00% [3]

Net investment income (loss)	0.02%	(0.15)%[3]	(0.32)%[3]		(0.15)%[3]	0.22%[3]

Portfolio turnover rate	80%	84% [3]	77%	[3]	74% [3]	61% [3]

Net Assets at the end of year (000’s omitted)	$529,694	$458,596	$361,660		$197,955	$198,131

[1]	Effective September 30, 2005, CRM Small Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund —
	Investor Shares

		For the Period
	For the	September 1, 2004[1,2]
	Fiscal Year Ended	through
	June 30, 2006[2]	June 30, 2005

Net Asset Value — Beginning of Period	$11.57	$10.00

Investment operations:

Net investment income (loss)[3]	(0.05)	0.12

Net realized and unrealized gain on investments	1.59	1.45

Total from investment operations	1.54	1.57

Distributions to shareholders:

From net investment income	(0.01)	—

From net realized gains on investments	(0.10)	—

Total distributions to shareholders	(0.11)	—

Net Asset Value — End of Period	$13.00	$11.57

Total Return	13.33%	15.70%	[4]

Ratios/ Supplemental Data:

Ratios to average net assets:

Expenses, including reimbursement/waiver	1.47%	1.50%	[5,6]

Expenses, excluding reimbursement/waiver	1.48%	2.59%	[5,6]

Net investment income (loss), including reimbursement/waiver	(0.38)%	1.28%[5,6]

Portfolio turnover rate	109%	71%	[4,6]

Net Assets at the end of period (000’s omitted)	$25,926	$25,566

[1]	Inception of Investor Share class.

[2]	Effective September 30, 2005, CRM Small/ Mid Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]	For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/ Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Small/Mid Cap Value Fund —
	Institutional Shares

		For the Period
	For the	September 1, 2004[1,2]
	Fiscal Year Ended	through
	June 30, 2006[2]	June 30, 2005

Net Asset Value — Beginning of Period	$11.60	$10.00

Investment operations:

Net investment income (loss)[3]	(0.01)	0.04

Net realized and unrealized gain on investments	1.59	1.56

Total from investment operations	1.58	1.60

Distributions to shareholders:

From net investment income	(0.03)	—

From net realized gains on investments	(0.10)	—

Total distributions to shareholders	(0.13)	—

Net Asset Value — End of Period	$13.05	$11.60

Total Return	13.67%	16.00%	[4]

Ratios/ Supplemental Data:

Ratios to average net assets:

Expenses, including reimbursement/waiver	1.22%	1.25%	[5,6]

Expenses, excluding reimbursement/waiver	1.22%	3.22%	[5,6]

Net investment income (loss), including reimbursement/waiver	(0.12)%	0.58%	[5,6]

Portfolio turnover rate	109%	71%	[4,6]

Net Assets at the end of period (000’s omitted)	$35,476	$6,584

[1]	Inception of Institutional Share class.

[2]	Effective September 30, 2005, CRM Small/ Mid Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[3]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[4]	Not annualized.

[5]	Annualized.

[6]	For the period prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Small/ Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Investor Shares

	For the Fiscal Years Ended June 30,

	2006[1]	2005[1]		2004[1]		2003[1]		2002[1]

Net Asset Value — Beginning of Year	$26.08	$23.73		$17.57		$17.85		$18.15

Investment operations:

Net investment income (loss)	0.10 [2]	0.33	[2]	(0.02)[2]		0.01		(0.04)[2]

Net realized and unrealized gain (loss) on investments	2.86	3.17		6.20		(0.21)		0.92

Total from investment operations	2.96	3.50		6.18		(0.20)		0.88

Distributions to shareholders:

From net investment income	(0.17)	(0.09)		(0.02)		—		(0.03)

From net realized gains on investments	(0.80)	(1.06)		—		(0.08)		(1.15)

Total distributions to shareholders	(0.97)	(1.15)		(0.02)		(0.08)		(1.18)

Net Asset Value — End of Year	$28.07	$26.08		$23.73		$17.57		$17.85

Total Return	11.55%	14.90%		35.22%		(1.07)%		4.82%

Ratios/ Supplemental Data:

Ratios to average net assets:

Expenses, including reimbursement/waiver	1.08%	1.20%	[3]	1.28%	[3]	1.37%	[3]	1.37%	[3]

Expenses, excluding reimbursement/waiver	1.08%	1.20%	[3]	1.28%	[3]	1.40%	[3]	1.43%	[3]

Net investment income (loss), including reimbursement/waiver	0.38%	1.31%	[3]	(0.10)%	[3]	0.04%	[3]	(0.25)%	[3]

Portfolio turnover rate	110%	112%	[3]	152%	[3]	142%	[3]	143%	[3]

Net Assets at the end of year (000’s omitted)	$1,136,565	$632,006		$136,994		$42,554		$48,086

[1]	Effective September 30, 2005, CRM Mid Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income (loss) per share was calculated using the average shares outstanding method.

[3]	For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Mid Cap Value Fund — Institutional Shares

	For the Fiscal Years Ended June 30,

	2006[1]	2005[1]		2004[1]		2003[1]		2002[1]

Net Asset Value — Beginning of Year	$26.43	$23.97		$17.70		$17.93		$18.19

Investment operations:

Net investment income	0.17 [2]	0.37	[2]	0.03	[2]	0.04		—	[2]

Net realized and unrealized gain (loss) on investments	2.90	3.24		6.26		(0.19)		0.92

Total from investment operations	3.07	3.61		6.29		(0.15)		0.92

Distributions to shareholders:

From net investment income	(0.23)	(0.09)		(0.02)		—		(0.03)

From net realized gains on investments	(0.80)	(1.06)		—		(0.08)		(1.15)

Total distributions to shareholders	(1.03)	(1.15)		(0.02)		(0.08)		(1.18)

Net Asset Value — End of Year	$28.47	$26.43		$23.97		$17.70		$17.93

Total Return	11.82%	15.22%		35.58%		(0.78)%		5.04%

Ratios/ Supplemental Data:

Ratios to average net assets:

Expenses, including reimbursement/waiver	0.83%	0.95%	[3]	1.01%	[3]	1.12%	[3]	1.14%	[3]

Expenses, excluding reimbursement/waiver	0.83%	0.95%	[3]	1.01%	[3]	1.12%	[3]	1.16%	[3]

Net investment income, including reimbursement/waiver	0.63%	1.56%	[3]	0.16%	[3]	0.29%	[3]	0.03%	[3]

Portfolio turnover rate	110%	112%	[3]	152%	[3]	142%	[3]	143%	[3]

Net Assets at the end of year (000’s omitted)	$1,768,982	$1,028,600		$337,365		$125,891		$94,391

[1]	Effective September 30, 2005, CRM Mid Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Mid Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

Mid/Large Cap
Value Fund —
Investor Shares

For the Period
December 1, 2005[1]
through
June 30, 2006

Net Asset Value — Beginning of Period	$10.00

Investment operations:

Net investment income[2]	—

Net realized and unrealized gain on investments	0.48

Total from investment operations	0.48

Total distributions to shareholders	—

Net Asset Value — End of Period	$10.48

Total Return	4.80% [3]

Ratios/Supplemental Data:

Ratios to average net assets:

Expenses, including reimbursement/waiver	1.50% [4]

Expenses, excluding reimbursement/waiver	6.26% [4]

Net investment income, including reimbursement/waiver	0.03% [4]

Portfolio turnover rate	101% [3]

Net Assets at the end of period (000’s omitted)	$2,243

[1]	Inception of Investor Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

Mid/Large Cap
Value Fund —
Institutional Shares

For the Period
December 1, 2005[1]
through
June 30, 2006

Net Asset Value — Beginning of Period	$10.00

Investment operations:

Net investment income[2]	0.02

Net realized and unrealized gain on investments	0.48

Total from investment operations	0.50

Net Asset Value — End of Period	$10.50

Total Return	5.00% [3]

Ratios/ Supplemental Data:

Ratios to average net assets:

Expenses, including reimbursement/waiver	1.25% [4]

Expenses, excluding reimbursement/waiver	4.88% [4]

Net investment income, including reimbursement/waiver	0.31% [4]

Portfolio turnover rate	101% [3]

Net Assets at the end of period (000’s omitted)	$7,880

[1]	Inception of Institutional Share class.

[2]	The net investment income per share was calculated using the average shares outstanding method.

[3]	Not annualized.

[4]	Annualized.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
FINANCIAL HIGHLIGHTS

	Large Cap Value Fund — Investor Shares

	For the Fiscal Years Ended June 30,

	2006[1]	2005[1]		2004[1]		2003[1]		2002[1]

Net Asset Value — Beginning of Year	$11.89	$11.03		$9.54		$9.50		$12.60

Investment operations:

Net investment income	0.09	0.07		0.05		0.04		0.01

Net realized and unrealized gain (loss) on investments	1.57	0.83		1.46		0.01		(3.08)

Total from investment operations	1.66	0.90		1.51		0.05		(3.07)

Distributions to shareholders:

From net investment income	(0.07)	(0.04)		(0.02)		(0.01)		(0.03)

Total distributions to shareholders	(0.07)	(0.04)		(0.02)		(0.01)		(0.03)

Net Asset Value — End of Year	$13.48	$11.89		$11.03		$9.54		$9.50

Total Return	14.00%	8.16%		15.90%		0.53%		(24.42)%

Ratios/ Supplemental Data:

Ratios to average net assets:

Expenses, including reimbursement/waiver	1.50%	1.42%	[2]	1.49%	[2]	1.50%	[2]	1.50%	[2]

Expenses, excluding reimbursement/waiver	1.52%	1.65%	[2]	1.97%	[2]	2.90%	[2]	2.36%	[2]

Net investment income, including reimbursement/waiver	0.70%	0.73%	[2]	0.45%	[2]	0.49%	[2]	0.09%	[2]

Portfolio turnover rate	31%	28%	[2]	26%	[2]	87%	[2]	100%	[2]

Net Assets at the end of year (000’s omitted)	$25,418	$22,380		$14,635		$8,776		$6,828

[1]	Effective September 30, 2005, CRM Large Cap Value Fund, a series of CRM Mutual Fund Trust, received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (the “Predecessor Fund”). The financial highlights for the periods prior to September 30, 2005 reflect the performance of the Predecessor Fund.

[2]	For the periods prior to July 1, 2005, the Predecessor Fund operated as a feeder fund in a master-feeder structure. The ratios to average net assets include expenses allocated to the Predecessor Fund from the master fund, WT Investment Trust I — Large Cap Value Series (the “Series”), and the portfolio turnover reflects the investment activity of the Series.

See accompanying notes.	The CRM Funds

THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS

1.	Description of the Funds. CRM Small Cap Value Fund (“Small Cap Value Fund”), CRM Small/ Mid Cap Value Fund (“Small/ Mid Cap Value Fund”), CRM Mid Cap Value Fund (“Mid Cap Value Fund”) and CRM Large Cap Value Fund (“Large Cap Value Fund”) (each, an “Original Fund” and collectively, the “Original Funds”) are series of CRM Mutual Fund Trust (the “Trust”). An additional series of the Trust, CRM Mid/ Large Cap Value Fund (the “Additional Fund”) commenced operations on December 1, 2005. Each Original Fund and the Additional Fund are referred to herein as a “Fund” and are referred to collectively as the “Funds”. The Trust is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as an open-end management investment company and was organized as a Delaware statutory trust on March 30, 2005.

Effective September 30, 2005, pursuant to an Agreement and Plan of Reorganization (the “Reorganization”), each Original Fund received all of the assets and liabilities of the identically named corresponding series of WT Mutual Fund (each a “Predecessor Fund”). The shareholders of each Predecessor Fund received shares of the corresponding Original Fund with an aggregate net asset value equal to the aggregate net asset value of their shares in the Predecessor Fund immediately prior to the Reorganization. The Reorganization was treated as tax-free reorganization for federal income tax purposes and, accordingly, the basis of the assets of each Original Fund reflected the historical basis of the assets of each respective Predecessor Fund as of the date of the Reorganization. Each Predecessor Fund’s investment objectives, policies and limitations were identical to those of the respective Original Fund, which had no operations prior to September 30, 2005. For financial reporting purposes each Predecessor Fund’s operating history prior to the Reorganization is reflected in each respective Original Fund’s financial statements and financial highlights.

Effective July 1, 2005, each Predecessor Fund’s investment structure was changed from a master-feeder or fund-of-funds structure to a stand-alone mutual fund, whereby each Predecessor Fund directly invests in securities. The restructuring was accomplished through redemption by each Predecessor Fund of its investment in its corresponding master fund (each a “Series”), whereby the Series distributed to the Predecessor Fund its pro rata portion of the assets and liabilities of the Series in a tax-free, in-kind distribution. There were no changes in the investment adviser or sub-advisors, their services or fees as a result of the restructuring.

The Small Cap Value Fund, Small/ Mid Cap Value Fund, Mid Cap Value Fund, Mid/ Large Cap Value Fund and Large Cap Value Fund offer two classes of shares: Institutional Shares and Investor Shares. Investor Shares of Large Cap Value Fund have not commenced operations. All classes of shares have identical voting, dividend and liquidation rights. Institutional Shares are offered only to those investors who invest in a Fund through an intermediary (i.e. broker) or through a consultant and who invest $1,000,000 or more or where related accounts total $1,000,000 or more when combined. Investor Shares are available to all investors and are subject to a shareholder servicing fee.

2.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Security Valuation. The Funds value their assets based on current market values when such values are available. These prices normally are supplied by a pricing service.

The CRM Funds

________________________________________________________________________________ THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

In valuing a Fund’s assets, a security listed on the New York Stock Exchange (the “Exchange”) (and not subject to restrictions against sale by the Fund on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Fund on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the Nasdaq Stock Market, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the Nasdaq Stock Market and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.

Securities that do not have a readily available current market value are valued in good faith by, or under the direction of, the Board of Trustees of the Trust. The Board of Trustees has delegated to Cramer Rosenthal McGlynn, LLC (“CRM”), the Funds’ investment adviser, the authority to approve fair value determinations in any situation that would impact a Fund’s NAV by less than a penny per share. If the proposed valuation would impact a Fund’s NAV by more than a penny per share, then the Board is responsible for determining an appropriate price. In using fair value pricing, a Fund attempts to establish the price that it might reasonably have expected to receive upon a sale of the security at 4:00 p.m. Eastern time.

Federal Income Taxes. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses as incurred. Common expenses of the Trust are allocated on a pro rata basis among the Funds based or relative net assets.

Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

Distributions to Shareholders. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

The CRM Funds

________________________________________________________________________________ THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.	Advisory Fees and Other Transactions with Affiliates. CRM serves as investment adviser to the Funds. CRM receives an advisory fee from Small Cap Value Fund, Small/ Mid Cap Value Fund, Mid Cap Value Fund and Mid/ Large Cap Value Fund of 0.75% of each Fund’s first $1 billion of average daily net assets; 0.70% of each Fund’s next $1 billion of average daily net assets; and 0.65% of each Fund’s average daily net assets in excess of $2 billion. For its advisory services to Large Cap Value Fund, CRM receives 0.55% for the first $1 billion; 0.50% of the next $1 billion; and 0.45% in excess of $2 billion of average daily net assets. The Predecessor Funds paid fees on the same terms under a prior management agreement.

CRM has contractually agreed to waive its fees or reimburse certain operating expenses of each Fund (excluding taxes, extraordinary expenses, brokerage commissions and interest) in an amount that will limit annual operating expenses to not more than 1.25% and 1.50% of average daily net assets for the Institutional Class and Investor Class, respectively. These undertakings will remain in place until November 1, 2010 for the Small Cap Value Fund, Mid Cap Value Fund, Mid/ Large Cap Value Fund and Large Cap Value Fund and until November 1, 2007 for the Small/ Mid Cap Value Fund.

CRM provides compliance services to the Funds. The Chief Compliance Officer (“CCO”) is an employee of CRM. The Funds are responsible for reimbursing CRM for the portion of his salary allocated to his duties as the CCO of the Funds at a rate of $75,000 per year. Prior to October 1, 2005, Rodney Square Management Corporation (“RSMC”), an affiliate of CRM, provided compliance services to the Predecessor Funds pursuant to a Compliance, Support and Recordkeeping Services Agreement. For these services, RSMC received a service fee of 0.012% of each Predecessor Fund’s average daily net assets plus an allocated portion of the WT Mutual Fund Chief Compliance Officer’s total compensation.

Compensation of Trustees and Officers. Except for the CCO of the Funds, trustees and officers of the Funds who are interested persons of CRM, as defined in the 1940 Act, receive no compensation from the Funds. Trustees of the Funds who are not interested persons of CRM, as defined in the 1940 Act (each an “Independent Trustee”), receive compensation and reimbursement of expenses. Each Independent Trustee receives aggregate annual compensation in the amount of $40,000 from the Trust. Under a Deferred Compensation Plan (the “Plan”) adopted August 12, 2005, an Independent Trustee may elect to defer receipt of all, or a portion, of his annual compensation. Deferred amounts credited to an Independent Trustee’s deferral account are treated as though such amounts have been invested and reinvested in Institutional Shares of one or more of the Funds until such amounts are distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Shareholder Servicing Fees. The Board of Trustees has adopted a Shareholder Servicing Plan which allows each Fund to obtain, for its Investor Shares, the services of CRM and other qualified financial institutions to act as shareholder servicing agents for its shareholders. Under the plan, the Investor Shares of each Fund

The CRM Funds

________________________________________________________________________________ THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

may pay shareholder servicing agents, including CRM, an annual rate not exceeding 0.25% of the average daily net assets of the Fund’s Investor Shares.

4.	Investment Securities Transactions. The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) for the year ended June 30, 2006, were as follows:

	Small Cap	Small/Mid Cap	Mid Cap	Mid/Large Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund[1]	Value Fund

Purchases	$629,744,134	$75,868,739	$3,352,079,860	$14,382,978	$7,270,679

Sales	646,969,335	53,956,912	2,355,828,800	4,795,778	7,367,824

[1]	Commencement of operations, Dec. 1, 2005.

5.	Securities Lending Agreement. The Small Cap Value Fund, Small/ Mid Cap Value Fund, Mid Cap Value Fund, Mid/ Large Cap Value Fund and Large Cap Value Fund may lend their securities pursuant to a securities lending agreement (“Lending Agreement”) with PFPC Trust Company. Security loans made pursuant to the Lending Agreement are required at all times to be secured by cash collateral at least equal to 102% of the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board of Trustees, is invested in short-term fixed income securities rated in the highest rating category by nationally recognized statistical rating organizations (or of comparable quality if unrated) with a maturity date of 397 days or less, including corporate obligations and money market mutual funds. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. PFPC Trust Company and the borrower retain a portion of the earnings from the collateral investments, with the remainder being retained by the Fund. The Funds record securities lending income net of such allocations. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, PFPC Trust Company has agreed to pay the amount of the shortfall to the Funds, or at its discretion, replace the loaned securities. In the event of default or bankruptcy by PFPC Trust Company, realization and/or retention of the collateral may be subject to legal proceedings.

6.	Capital Share Transactions. Transactions in shares of capital stock for the fiscal year ended June 30, 2006 were as follows:

	Institutional Shares		Investor Shares		Retail Shares*

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Small Cap Value Fund

Sold	3,168,377	$88,895,551	1,572,991	$42,662,531	—	$—

Issued on reinvestment of distributions	1,992,149	53,289,983	1,294,711	33,403,553	—	—

Redeemed	(2,796,869)	(78,178,971)	(2,156,147)	(58,464,055)	—	—

Net increase	2,363,657	$64,006,563	711,555	$17,602,029	—	$—

The CRM Funds

________________________________________________________________________________ THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Institutional Shares		Investor Shares		Retail Shares*

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Small/ Mid Cap Value Fund

Sold	2,402,934	$29,485,126	287,038	$3,594,117	—	$—

Issued on reinvestment of distributions	23,264	290,098	17,382	216,414

Redeemed	(274,886)	(3,483,550)	(519,809)	(6,520,567)	—	—

Net increase (decrease)	2,151,312	$26,291,674	(215,389)	$(2,710,036)	—	$—

Mid Cap Value Fund

Sold	29,663,093	$823,856,975	27,280,415	$750,295,308	28,533	$752,465

Issued on reinvestment of distributions	1,637,906	44,403,627	846,204	22,652,870	—	—

Redeemed	(8,087,360)	(224,747,718)	(11,873,005)	(322,435,328)	(572,199)	(15,265,528)

Net increase (decrease)	23,213,639	$643,512,884	16,253,614	$450,512,850	(543,666)	$(14,513,063)

Mid/ Large Cap Value Fund

Sold	750,718	$7,932,777	213,925	$2,182,757	—	$—

Net increase	750,718	$7,932,777	213,925	$2,182,757	—	$—

Large Cap Value Fund

Sold	—	$—	247,152	$3,103,533	—	$—

Issued on reinvestment of distributions	—	—	7,078	90,034	—	—

Redeemed	—	—	(250,349)	(3,229,362)	—	—

Net increase (decrease)	—	$—	3,881	$(35,795)	—	$—

*	The Retail Share class for the Predecessor Mid Cap Value Fund was closed as of July 8, 2005 by approval of the Board of Trustees of WT Mutual Fund.

Transactions in shares of capital stock for the fiscal year ended June 30, 2005 of the Predecessor Funds were as follows:

	Institutional Shares		Investor Shares		Retail Shares

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Small Cap Value Fund

Sold	5,176,756	$139,957,662	1,873,785	$48,115,783	—	$—

Issued on reinvestment of distributions	1,250,941	33,187,471	889,561	22,915,094	—	—

Redeemed	(2,968,186)	(77,830,714)	(3,105,368)	(79,147,894)	—	—

Net increase (decrease)	3,459,511	$95,314,419	(342,022)	$(8,117,017)	—	$—

Small/ Mid Cap Value Fund

Sold	571,367	$6,056,356	2,257,887	$25,555,588	—	$—

Redeemed	(3,630)	(41,992)	(48,761)	(544,442)	—	—

Net increase	567,737	$6,014,364	2,209,126	$25,011,146	—	$—

The CRM Funds

________________________________________________________________________________ THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

	Institutional Shares		Investor Shares		Retail Shares

	Shares	Dollars	Shares	Dollars	Shares	Dollars

Mid Cap Value Fund

Sold	28,490,778	$718,664,410	22,100,363	$551,420,436	367,219	$9,264,323

Issued on reinvestment of distributions	809,118	20,745,791	468,160	11,858,487	14,604	370,795

Redeemed	(4,454,744)	(111,529,071)	(4,111,319)	(102,200,436)	(62,093)	(1,532,103)

Net increase (decrease)	24,845,152	$627,881,130	18,457,204	$461,078,487	319,730	$8,103,015

Large Cap Value Fund

Sold	—	$—	746,096	$8,771,037	—	$—

Issued on reinvestment of distributions	—	—	3,623	43,371	—	—

Redeemed	—	—	(194,848)	(2,262,060)	—	—

Net increase	—	$—	554,871	$6,552,348	—	$—

7.	Federal Tax Information. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Additionally, net short-term realized gains are treated as “ordinary income” for tax purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

In connection with the change in each Predecessor Fund’s investment structure from a master-feeder structure to a stand-alone mutual fund discussed in Note 1, the Predecessor Funds made the following reclassifications:

	Small Cap	Small/Mid Cap	Mid Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund

Paid-in capital	$100,406	$(54)	$(632)	$(1,750,217)

Net unrealized appreciation (depreciation) of investments	(100,406)	54	632	1,750,217

At June 30, 2006, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses, distributions from real estate investment trusts, disallowed organization expenses, nondeductible excise taxes and distribution reclasses:

	Small Cap	Small/Mid Cap	Mid Cap	Mid/Large Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund

Paid-in capital	—	—	$(1)	$(63)	$(244)

Undistributed net investment income (accumulated loss)	$589,784	$133,955	1	63	244

Accumulated net realized gain (loss) on investments	(589,784)	(133,955)	—	—	—

The CRM Funds

________________________________________________________________________________ THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions paid during the fiscal year ended June 30, 2006 and 2005 was as follows:

	Small Cap	Small/Mid Cap	Mid Cap	Mid/Large Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund

Fiscal year ended June 30, 2006

Ordinary income	$44,191,993	$392,011	$27,625,386	$—	$137,678

Long-term capital gain	50,892,174	135,108	48,880,559	—	—

Total distributions	$95,084,167	$527,119	$76,505,945	$—	$137,678

Fiscal year ended June 30, 2005

Ordinary income	$32,024,742	$—	$28,378,766	$—	$57,166

Long-term capital gain	29,626,915	—	10,725,993	—	—

Total distributions	$61,651,657	$—	$39,104,759	$—	$57,166

The components of accumulated earnings on a tax basis on June 30, 2006 were as follows:

	Small Cap	Small/Mid Cap	Mid Cap	Mid/Large Cap	Large Cap
	Value Fund	Value Fund	Value Fund	Value Fund	Value Fund

Undistributed ordinary income	$23,439,660	$2,079,422	$73,736,662	$113,150	$158,410

Undistributed long-term capital gains	84,458,926	924,159	101,761,371	—	627,155

Net unrealized appreciation (depreciation) on investments	77,200,924	3,791,951	160,091,052	(106,285)	5,471,985

Total accumulated earnings	$185,099,510	$6,795,532	$335,589,085	$6,865	$6,257,550

For Federal income tax purposes, capital loss carryforwards, if any, are available to offset future capital gains. During the fiscal year ended June 30, 2006, the Large Cap Value Fund utilized $1,445,121 of capital loss carryforwards.

The differences between book basis and tax basis components of accumulated earnings are primarily attributable to tax deferral of losses on wash sales.

The total cost of investments and net unrealized appreciation or depreciation for federal income tax purposes were different from amounts reported for financial reporting purposes. The federal tax cost, and related gross unrealized appreciation and depreciation of securities held by each Fund at June 30, 2006 were as follows:

				Mid/Large
	Small Cap	Small/Mid Cap	Mid Cap	Cap Value	Large Cap
	Value Fund	Value Fund	Value Fund	Fund	Value Fund

Tax cost of investments	$742,753,829	$57,196,252	$2,730,593,899	$10,212,869	$19,896,197

Gross unrealized appreciation	$121,598,158	$5,698,906	$226,546,591	$239,430	$5,713,329

Gross unrealized depreciation	(44,397,234)	(1,906,955)	(66,455,539)	(345,715)	(241,344)

Net unrealized appreciation (depreciation) on investments	$77,200,924	$3,791,951	$160,091,052	$(106,285)	$5,471,985

The CRM Funds

________________________________________________________________________________ THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (Continued)

8.	Contractual Obligations. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of liability for indemnity claims to be remote.

9.	Subsequent Events. On July 13, 2006, the Board of Trustees approved a Plan of Liquidation and Termination for the Large Cap Value Fund. In accordance with the Plan, the Fund has ceased offering its shares and is no longer accepting purchase orders. In addition, as of September 11, 2006, the Fund will begin converting its assets into cash or cash equivalents. As of the close of business on September 13, 2006 (the “Liquidation Date”), the Fund shall distribute pro rata to the Fund’s shareholders of record as of the close of business on the Liquidation Date all of the remaining assets of the Fund and cancel all Fund shares that remain outstanding at that date.

The CRM Funds

THE CRM FUNDS
REPORT OF INDEPENDENT
REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees of CRM Mutual Fund Trust:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of CRM Mutual Fund Trust (comprising, respectively, CRM Small Cap Value Fund, CRM Small/ Mid Cap Value Fund, CRM Mid Cap Value Fund, CRM Mid/ Large Cap Value Fund, and CRM Large Cap Value Fund) (the “Funds”) as of June 30, 2006, and the related statements of operations, statements of changes in net assets, and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2006, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective Funds constituting CRM Mutual Fund Trust at June 30, 2006, and the results of their operations, the changes in their net assets, and their financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

(ERNST & YOUNG LLP LOGO)

New York, New York

August 11, 2006

The CRM Funds

THE CRM FUNDS
TAX INFORMATION (Unaudited)

For the fiscal year ended June 30, 2006, certain dividends may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders a percentage of their ordinary income distribution (dividend income plus short-term gains, if any) for the Funds qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

For corporate shareholders, a percentage of the ordinary income distributions (dividend income plus short-term gains, if any) for the Funds qualify for the dividends-received deduction.

The percentage of ordinary income distributions that qualify for a maximum tax rate of 15%, and the percentage of ordinary income distributions that qualify for the dividends-received deduction are as follows:

		Dividends
	Qualified	Received
	Dividends	Deduction

Small Cap Value Fund	12.4%	14.8%

Small/Mid Cap Value Fund	30.2%	60.6%

Mid Cap Value Fund	53.7%	68.3%

Mid/Large Cap Value Fund	0.0%	0.0%

Large Cap Value Fund	100.0%	100.0%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the following Funds paid capital gain distributions (from net long-term capital gains) during the fiscal year ended June 30, 2006 as follows:

	Capital Gain	Capital Gain
	Per Share	Distribution

Small Cap Value Fund	$1.88	$50,892,174

Small/Mid Cap Value Fund	0.03	135,108

Mid Cap Value Fund	0.65	48,880,559

In January 2007, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2006, including any distributions paid between June 30, 2006 and December 31, 2006.

The CRM Funds

THE CRM FUNDS
TRUSTEES AND OFFICERS

CRM Mutual Fund Trust (the “Trust”) is supervised by a Board of Trustees (the “Trustees”). The Board is responsible for the general oversight of the Funds, including general supervision and review of the Funds’ investment activities. The Board, in turn, elects the officers who are responsible for administering the Funds’ day-to-day operations.

The following table presents certain information regarding the Trustees and officers of the Trust. Each Trustee and officer of the Funds mentioned by an asterisk in the table is an “interested person” of the Trust, within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), by virtue of that individual’s position with the Funds’ investment adviser, Cramer Rosenthal McGlynn, LLC (“CRM”), as described in the table. Each person who is not an “interested person” of the Trust within the meaning of the 1940 Act is referred to as an “Independent Trustee” and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and officer as it relates to the business of the Trust is 520 Madison Avenue, 32nd Floor, New York, New York 10022.

The Statement of Additional Information for the Trust contains additional information about the Trustees and Officers of the Trust and is available, without charge, upon request, by calling (800) CRM-2883.

INTERESTED TRUSTEE

				Number of	Other Board
				Portfolios in	Memberships
			Principal	Fund	Held by
	Position(s)	Length	Occupation(s)	Complex	Trustee
	Held with	of Time	During Past	Overseen by	During Past
Name and Age	Fund	Served	Five Years	Trustee	Five Years

CARLOS LEAL, CPA, 40*	Trustee	Since June 2005	Senior Vice President, Secretary and Chief Financial Officer, CRM (since 1999); Chief Financial Officer and Secretary, CRM Alternatives, Inc. (investment management) (since 2001); Director, CRM U.S. Value Fund, Ltd (investment management).	5	None

The CRM Funds

THE CRM FUNDS
TRUSTEES AND OFFICERS (Continued)

INDEPENDENT TRUSTEES

				Number of	Other Board
				Portfolios in	Memberships
			Principal	Fund	Held by
	Position(s)	Length	Occupation(s)	Complex	Trustee
	Held with	of Time	During Past	Overseen by	During Past
Name and Age	Fund	Served	Five Years	Trustee	Five Years

LOUIS FERRANTE, CFA, CPA, 46	Trustee	Since June 2005	Chief Operating Officer of Columbus Nova Capital (private investment firm)(since May 2006); Private Investor (from January 2005 to April 2006); Vice President and Co-Chief Investment Officer, Citigroup Pension Fund (financial services) (from 1998 to 2004).	5	None

LOUIS KLEIN, JR., ESQ., 71	Trustee	Since June 2005	Self-employed financial consultant since 1991.	5	Trustee, Manville Personal Injury Settlement Trust (since 1991); Trustee, WT Mutual Fund (since June 1999); Trustee, WT Investment Trust I (since 2000); WHX Corporation (industrial manufacturer).

CLEMENT C. MOORE, II, 61	Trustee	Since June 2005	Managing Partner, Mariemont Holdings (real estate) (since 1980); President, Kenwood Galleria (since 1980).	5	Trustee, WT Mutual Fund (since 1999); Trustee, WT Investment Trust I (since 2000).

The CRM Funds

THE CRM FUNDS
TRUSTEES AND OFFICERS (Continued)

OFFICERS

				Number of	Other Board
				Portfolios in	Memberships
			Principal	Fund	Held by
	Position(s)	Length	Occupation(s)	Complex	Trustee
	Held with	of Time	During Past	Overseen by	During Past
Name and Age	Fund	Served	Five Years	Trustee	Five Years

RONALD H. MCGLYNN, 63*	President and Chief Executive Officer	Since June 2005	Chairman, Chief Executive Officer, CRM (Chairman since 2005, CEO since 1998); President and Chief Executive Officer, Cramer Rosenthal McGlynn, Inc. (investment management) (since 1996), CRM Investors, Inc. (investment management)(since 1990), and CRM Alternatives, Inc. (investment management)(since 2001); former President, CRM (from 1998-2005).	N/A	N/A

CARLOS LEAL, CPA, 40*	Treasurer and Chief Financial Officer	Since June 2005	Senior Vice President, Secretary and Chief Financial Officer, CRM (since 1999); Chief Financial Officer and Secretary, CRM Alternatives, Inc. (investment management) (since 2001); Director, CRM U.S. Value Fund, Ltd (investment fund); Officer and Vice- President, WT Mutual Fund and WT Investment Trust I (from April 2005-June 2005).	N/A	N/A

The CRM Funds

THE CRM FUNDS
TRUSTEES AND OFFICERS (Continued)

				Number of	Other Board
				Portfolios in	Memberships
			Principal	Fund	Held by
	Position(s)	Length	Occupation(s)	Complex	Trustee
	Held with	of Time	During Past	Overseen by	During Past
Name and Age	Fund	Served	Five Years	Trustee	Five Years

STEVEN A. YADEGARI, ESQ., 33*	Secretary and Chief Compliance Officer	Since August 2005	Chief Legal Officer and Chief Compliance Officer, CRM (since August 2005); Senior Associate, Kirkpatrick & Lockhart Nicholson Graham (law firm) (from January 2004-July 2005); Associate, Proskauer Rose, LLP (law firm) (from September 2002-January 2004); Senior Counsel, Division of Enforcement, U.S. Securities and Exchange Commission (from February 2000-September 2002).	N/A	N/A

The CRM Funds

THE CRM FUNDS
TRUSTEES AND OFFICERS (Continued)

THE CRM FUNDS

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Trust used to determine how to vote proxies relating to securities held in the Trust’s portfolios is available, without charge and upon request, by calling 1-800-CRM-2883 and on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 is available without charge and upon request by calling 1-800-CRM-2883, and on the SEC’s website listed above.

The CRM Funds

Item 2. Code of Ethics.
As of June 30, 2006, the Registrant has adopted a code of ethics that applies to the Registrant’s Principal Executive and Principal Financial Officers. For the fiscal year ended June 30, 2006, there were no amendments to a provision of its code of ethics, nor were there any waivers, including implicit waivers granted from a provision of the code of ethics. A copy of the Registrant’s code of ethics is filed with this Form N-CSR under Item 12(a)(1).
Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Trustees Committee. The audit committee financial expert serving on the Registrant’s Trustees Committee is Louis Ferrante, CFA, CPA, who is “independent,” as defined in Item 3(a)(2) of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
Audit Fees
(a)	The aggregate fees billed for the fiscal year ended June 30, 2006 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year were $137,750. The aggregate fees billed for the fiscal year ended June 30, 2005 for professional services rendered by the principal accountant for the audit of the annual financial statements of the Registrant’s series’ predecessors, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund, each a series of WT Mutual Fund, and the corresponding master funds in which such predecessor series invested substantially all of their assets, Small Cap Value Series, Small/Mid Cap Value Series, Mid Cap Value Series and Large Cap Value Series, each a series of WT Investment Trust I, for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for that fiscal year were $97,250.
Audit-Related Fees
(b)	There were no fees billed for the fiscal year ended June 30, 2006 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item. There were no fees billed for the fiscal year ended June 30, 2005 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the financial statements of the Registrant’s series’ predecessors, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund, each a series of WT Mutual Fund, and the corresponding master funds in which such predecessor series invested substantially all of their assets, Small Cap Value Series, Small/Mid Cap Value Series, Mid Cap Value Series and Large Cap Value Series, each a series of WT Investment Trust I, and are not reported under paragraph (a) of this Item.
Tax Fees
(c)	The aggregate fees billed for the fiscal year ended June 30, 2006 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning related to the Registrant were $8,225. The aggregate fees billed for the fiscal year ended June 30, 2005 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning related to the Registrant’s series’ predecessors, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund, each a series of WT Mutual Fund, and the corresponding master funds in which such predecessor series invested substantially all of their assets, Small Cap Value Series, Small/Mid Cap Value Series, Mid Cap Value Series and Large Cap Value Series, each a series of WT Investment Trust I, were $12,975.

Tax Fees represent fees billed for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.
All Other Fees
(d)	There were no other fees billed for the fiscal years ended June 30, 2006 and June 30, 2005 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The Trustees Committee of the Board of Trustees of the Registrant is required to pre-approve the engagement of independent accountants to (i) conduct the annual audit of the series of the Registrant (the “Funds”) and provide their opinion of the Funds’ financial statements, (ii) provide (a) any audit services to the Funds in addition to those described in clause (i) above and (b) non-audit services to the Funds, Cramer Rosenthal McGlynn, LLC (“CRM”) or any entity controlling, controlled by, or under common control with CRM that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds. Accordingly, the Registrant’s Trustees Committee pre-approves all audit and non-audit services to be performed by the Registrant’s independent accountant before the accountant is engaged by the Registrant to perform such services.
(e)(2)	There were no services described in paragraphs (b) through (d) of this Item (including services required to be approved by the Trustees Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the Trustees Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable.

(g)	The aggregate non-audit fees billed for the fiscal year ended June 30, 2006 by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant was $12,225. The aggregate non-audit fees billed for the fiscal year ended June 30, 2005 for services rendered to the Registrant’s series’ predecessors, CRM Small Cap Value Fund, CRM Small/Mid Cap Value Fund, CRM Mid Cap Value Fund and CRM Large Cap Value Fund, each a series of WT Mutual Fund, and the corresponding master funds in which such predecessor series invested substantially all of their assets, Small Cap Value Series, Small/Mid Cap Value Series, Mid Cap Value Series and Large Cap Value Series, each a series of WT Investment Trust I, and rendered to the Registrant’s series’ predecessors investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant’s series’ predecessors was $15,975.

(h)	Not applicable.
Item 5. Audit Committee of Listed registrants.
Not applicable.
Item 6. Schedule of Investments.
Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a)	The Registrant’s Principal Executive and Principal Financial Officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective based on the evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)	(1)	Code of Ethics for the Registrant’s Principal Executive and Principal Financial Officers described in Item 2 is attached hereto.

(a)	(2)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

(a)	(3)	Not applicable.

	(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	CRM Mutual Fund Trust

By (Signature and Title)*	/s/ Ronald H. McGlynn

Ronald H. McGlynn, Chief Executive Officer
(Principal Executive Officer)

Date	September 6, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Ronald H. McGlynn

Ronald H. McGlynn, Chief Executive Officer
(Principal Executive Officer)

Date	September 6, 2006

By (Signature and Title)*	/s/ Carlos A. Leal

Carlos A. Leal, Chief Financial Officer
(Principal Financial Officer)

Date	September 6, 2006

*       Print the name and title of each signing officer under his or her signature.